PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated California Municipal Income Fund, a portfolio of Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997, through February 28, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Designed for tax-sensitive California residents, Federated California Municipal Income Fund provides opportunities for income exempt from federal regular income tax and California personal income tax.* This double tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 40 quality holdings paid a monthly dividend stream totaling $0.26 per share, while the share price increased from $10.73 to $11.00. As a result, the fund's Class A Shares achieved a six-month total return of 5.02%, based on net asset value.** The fund's net assets reached $26 million at the end of the reporting period.

This report also contains information about a new class of shares--Class B Shares--which began operation on December 1, 1997.***

Thank you for joining other shareholders of Federated California Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price for Class A Shares was -0.74%.

*** Total return for the period from December 1, 1997 (date of initial public investment) to February 28, 1998, for Class B Shares based on net asset value and offering price was 2.21% and -3.34%, respectively.

                              INVESTMENT REVIEW

Q. How has the California municipal bond market been faring?

A. California's economy has recovered quite well from the recessionary environment which existed earlier in this decade. This has translated directly into better fiscal health for the state's local governments and other issuers of municipal debt. However, pockets of credit weakness still exist in California, such as several distressed county governments and tax allocation districts. Overall, the California municipal bond market performed very well relative to the general market in terms of price appreciation. The solid relative performance of California municipal debt may continue given the significant legislative restrictions on issuance (i.e., proposition 13) and continued demand for bonds by investors.

Q. In this environment, how did Federated California Municipal Income Fund perform with respect to total return over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1998, the fund's Class A Shares produced a total return of 5.02%, based on net asset value.* This six-month total return is close to the Lehman Brothers Municipal Bond Index return of 5.04%.+ The fund's performance over the reporting period is a result of purchasing bonds with favorable performance characteristics such as discount coupons and better call protection. The fund also benefited from having several high coupon bonds pre-refunded. This resulted in significant price appreciation as the bonds were priced to a shorter call date and backed by U.S. treasury securities.

Q. In this environment, how did Federated California Municipal Income Fund perform with respect to income and yield over the six-month reporting period?

A. The 30-day SEC yield for Class A Shares on February 28, 1998, was 4.24%, based on offering price.** The SEC yield declined from 4.62% at the beginning of the six-month reporting period as a result of a general decline in market interest rates and positive net cash flows into the fund. Municipal interest rates, as represented by the Bond Buyer 40 Index,++ declined from 5.53% on November 1, 1997, to 5.24% at the end of the reporting period.

Q. What is your outlook for the municipal market through 1998 and how does your outlook affect portfolio strategy?

A. The U.S. economy is expected to moderate in the second half of 1998 from its tepid pace over the last twelve months. The effects on the U.S. economy from the Asian crisis may be evident within the next few months. This fact combined with a potentially balanced federal budget and diminished expectations concerning inflation may result in a relatively favorable environment for fixed-income securities later this year. The municipal bond market has been in a trading range for several months and may continue to be range bound until economic numbers begin to signal a change in the economy's direction. Portfolio strategy will include maintaining a neutral duration target relative to its benchmark while looking for opportunities to improve portfolio yield, and as a result, the income distributed to shareholders.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price for Class A Shares was -0.74%. Total return for the period from December 1, 1997 (date of initial public investment) to February 28, 1998, for Class B Shares based on net asset value and offering price was 2.21% and -3.34%, respectively.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield for Class B Shares on February 28, 1998, was 3.48%, based on offering price.

+ Lehman Brothers Municipal Bond Index are broad market performance benchmarks for the tax-exempt bond market. As of March 31, 1998, approximately 42,021 bonds were included in the Municipal Bond Index with a market value of $631 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. This index is unmanaged, and investments cannot be made in an index.

++ The Bond Buyer 40 Index is a standard against which municipal bonds are measured. This index is unmanaged, and investments cannot be made in a index.

                          PORTFOLIO OF INVESTMENTS
                 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                           RATING*        VALUE
 LONG-TERM MUNICIPALS--97.6%
 CALIFORNIA--94.7%
 $           500,000 Anaheim, CA Public Financing Authority, Lease       AAA    $           570,380
                     Revenue Bonds (Series 1997C), 6.00% (Anaheim
                     Public Improvements Project)/(FSA INS), 9/1/2010
             500,000 Anaheim, CA Public Financing Authority, Lease       AAA                566,430
                     Revenue Bonds (Series 1997C), 6.00% (Anaheim
                     Public Improvements Project)/(FSA INS), 9/1/2016
             625,000 California Educational Facilities Authority,         A1                701,994
                     Revenue Bonds (Series B), 6.60% (Loyola Marymount
                     University)/(United States Treasury PRF),
                     10/1/2022
           1,000,000 California Educational Facilities Authority,        AAA              1,018,760
                     Revenue Bonds (Series N), 5.35% (Stanford
                     University)/(Original Issue Yield: 5.43%),
                     6/1/2027
             600,000 California Educational Facilities Authority,         A3                670,968
                     Revenue Bonds, 6.70% (Southwestern
                     University)/(Original Issue Yield: 6.838%),
                     11/1/2024
             680,000 California HFA, SFM Revenue Bonds (Series C),       AA-                724,880
                     6.75%, 2/1/2025
           1,290,000 California HFA, SFM Revenue Bonds (Series F-1),     AA-              1,395,341
                     7.00%, 8/1/2026
           1,000,000 California Health Facilities Financing Authority,    A+              1,029,380
                     Insured Health Facilities Refunding Revenue Bonds
                     (Series 1997), 5.50% (Valley Care Hospital
                     Corp.)/(California Mortgage Insurance
                     INS)/(Original Issue Yield: 5.737%), 5/1/2020
             400,000 California Health Facilities Financing Authority,    A+                428,676
                     Revenue Bonds (Series A), 6.50% (Kaiser
                     Permanente Medical Care Program)/(Original Issue
                     Yield: 7.097%), 12/1/2020
             700,000 California Health Facilities Financing Authority,   AAA                752,437
                     Revenue Refunding Bonds (1996 Series A), 6.00%
                     (Catholic Health Care West)/(MBIA INS)/ (Original
                     Issue Yield: 6.15%), 7/1/2017
             900,000 California PCFA, Exempt Facilities Revenue Bonds     AA                921,960
                     (Series 1996), 5.50% (Mobil Corp.)/(Original
                     Issue Yield: 5.72%), 12/1/2029
             500,000 California PCFA, PCR Revenue Bonds (Series B),       A+                537,410
                     6.40% (Southern California Edison Co.)/(Original
                     Issue Yield: 6.55%), 12/1/2024
             900,000 California PCFA, Sewer & Solid Waste Disposal        A+                936,738
                     Revenue Bonds, 5.75% (Anheuser-Busch Cos.,
                     Inc.)/(Original Issue Yield: 5.818%), 12/1/2030
             700,000 California PCFA, Solid Waste Disposal Revenue        A                 775,411
                     Bonds, 6.875% (Browning-Ferris Industries,
                     Inc.)/(Original Issue Yield: 6.95%), 11/1/2027
             500,000 California State, Refunding UT GO Bonds, 5.00%       A+                491,940
                     (Original Issue Yield: 5.06%), 2/1/2021
             600,000 California State, UT GO Bonds, 5.75% (Original       A+                629,850
                     Issue Yield: 6.25%), 3/1/2019
             400,000 California Statewide Communities Development         AA                396,780
                     Authority, Certificates of Participation, 5.25%
                     (St. Joseph Health System Group, CA)/(Original
                     Issue Yield: 5.47%), 7/1/2021
             600,000 California Statewide Communities Development         AA                690,024
                     Authority, Revenue Certificates of Participation,
                     6.625% (St. Joseph Health System Group,
                     CA)/(United States Treasury PRF)/(Original Issue
                     Yield: 6.674%), 7/1/2021

 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                           RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 CALIFORNIA--CONTINUED
 $           400,000 California Statewide Communities Development        Baa3   $           406,624
                     Authority, Special Facilities Revenue Bonds,
                     5.625% (United Air Lines)/(Original Issue Yield:
                     5.75%), 10/1/2034
             500,000 Chula Vista, CA IDA, Revenue Bonds (Series A),       A+                538,295
                     6.40% (San Diego Gas & Electric)/(Original Issue
                     Yield: 6.473%), 12/1/2027
           1,000,000 Eden Township, CA Hospital District, Hospital       BBB+             1,077,110
                     Revenue Bonds, 7.40% (Original Issue Yield:
                     7.483%), 11/1/1999 (@102)
             500,000 El Dorado Cnty, CA Public Agency Financing          AAA                517,045
                     Authority, Revenue Bonds, 5.50% (FGIC
                     INS)/(Original Issue Yield: 5.85%), 2/15/2021
             700,000 Foothill/Eastern Transportation Corridor Agency,    BBB-               765,457
                     CA, (Series 1995A) Senior Lien Toll Road Revenue
                     Bonds, 6.50% (Original Issue Yield: 6.78%),
                     1/1/2032
             500,000 Inland Empire Solid Waste Financing Authority,      AAA                574,345
                     CA, Revenue Bonds (Series B), 6.25% (FSA INS),
                     8/1/2011
             500,000 Los Angeles County, CA Unified School District,     AAA                570,540
                     UT GO Bonds (Series A), 6.00% (FGIC INS),
                     7/1/2011
             600,000 Los Angeles, CA Community Redevelopment Agency,     AAA                637,530
                     Housing Revenue Refunding Bonds (Series A), 6.55%
                     (AMBAC INS), 1/1/2027
             900,000 Port of Oakland, CA, Revenue Bonds (Series          AAA                934,524
                     1997G), 5.50% (MBIA INS)/ (Original Issue Yield:
                     5.83%), 11/1/2017
             700,000 Regents of University of California, Research        A                 795,585
                     Facilities Revenue Bonds (1995 Series B), 6.55%,
                     9/1/2024
           1,000,000 (a)Riverside County, CA Asset Leasing Corp.,        AAA                295,380
                     Leasehold Revenue Bonds (Riverside County
                     Hospital)/(MBIA INS)/(Original Issue Yield:
                     5.98%), 6/1/2021
             600,000 Sacramento, CA Municipal Utility District,          AAA                621,234
                     Electric Revenue Bonds (Series J), 5.50% (AMBAC
                     INS)/(Original Issue Yield: 5.80%), 8/15/2021
             300,000 San Francisco, CA City & County Airport              A+                316,266
                     Commission, Second Series Revenue Bonds (Issue
                     12A), 5.90% (San Francisco International
                     Airport)/(Original Issue Yield: 5.97%), 5/1/2026
             400,000 Stockton, CA, Health Facility Revenue Bonds         BBB+               409,084
                     (Series 1997A), 5.70% (Dameron Hospital
                     Association), 12/1/2014
           1,000,000 Stockton, CA, Revenue Certificates of               AAA                978,830
                     Participation (Series 1998A), 5.00% (MBIA
                     INS)/(Original Issue Yield: 5.15%), 9/1/2023
             745,000 Vista, CA Joint Powers Financing Authority,          NR                744,978
                     Revenue Bonds (Series 1997B), 5.50% (Original
                     Issue Yield: 5.57%), 9/1/2020
             500,000 Watsonville, CA, Insured Hospital Revenue            A+                560,595
                     Refunding Bonds (Series 1996A), 6.20%
                     (Watsonville Community Hospital)/(California
                     State INS)/(Original Issue Yield: 6.225%),
                     7/1/2012
             700,000 West Basin, CA Municipal Water District,            AAA                729,428
                     Refunding Revenue Certificates of Participation
                     (Series A), 5.375% (AMBAC INS)/(Original Issue
                     Yield: 5.50%), 8/1/2014

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                           RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 CALIFORNIA--CONTINUED
 $         1,000,000 (a)Whisman, CA School District, UT GO Bonds         AAA    $           296,780
                     (Series B) (MBIA INS)/ (Original Issue Yield:
                     5.48%), 8/1/2021
           1,000,000 (a)Whisman, CA School District, UT GO Bonds         AAA                281,380
                     (Series B) (MBIA INS)/ (Original Issue Yield:
                     5.48%), 8/1/2022
                         TOTAL                                                           25,290,369
 PUERTO RICO--2.9%
             700,000 Puerto Rico Electric Power Authority, Revenue       BBB+               778,134
                     Bonds (Series T), 6.375% (Original Issue Yield:
                     6.58%), 7/1/2024
                        TOTAL LONG-TERM                                                  26,068,503
                        MUNICIPALS (IDENTIFIED COST $24,419,542)
 SHORT-TERM MUNICIPALS--2.6%
 PUERTO RICO--2.6%
             700,000 Government Development Bank for Puerto Rico (GDB)    AA                700,000
                     Weekly VRDNs (MBIA INS)/(Credit Suisse First
                     Boston LIQ) (AT AMORTIZED COST)
                         TOTAL INVESTMENTS                                             $ 26,768,503
                         (IDENTIFIED COST $25,119,542)(B)

Securities that are subject to alternative minimum tax represents 30.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) Represents a zero-coupon bond purchased at a discount.

(b) The cost of investments for federal tax purposes amounts to $25,119,542. The net unrealized appreciation of investments on a federal tax basis amounts to $1,648,961 which is comprised of $1,697,383 appreciation and $48,422 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($26,701,043) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation HFA --Housing Finance Authority IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PCFA --Pollution Control Finance Authority PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

                       FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 26,768,503
 $25,119,542)
 Cash                                                                                        12,927
 Income receivable                                                                          351,363
 Receivable for shares sold                                                                 119,991
 Prepaid expenses                                                                            46,995
   Total assets                                                                          27,299,779
 LIABILITIES:
 Payable for investments purchased                                       $ 496,956
 Income distribution payable                                               101,780
   Total liabilities                                                                        598,736
 NET ASSETS for 2,426,858 shares outstanding                                           $ 26,701,043
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 25,798,739
 Net unrealized appreciation of investments                                               1,648,961
 Accumulated net realized loss on investments                                              (746,657)
   Total Net Assets                                                                    $ 26,701,043
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value and Redemption Proceeds Per Share ($24,733,541 /                            $11.00
 2,248,033 shares outstanding)
 Offering Price Per Share (100/95.50 of $11.00)*                                             $11.52
 CLASS B SHARES:
 Net Asset Value and Offering Price Per Share ($1,967,502 / 178,825                          $11.00
 shares outstanding)
 Redemption Proceeds Per Share (94.50/100 of $11.00)**                                       $10.40

* See "Purchasing Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $   672,219
 EXPENSES:
 Investment advisory fee                                                  $    47,469
 Administrative personnel and services fee                                     69,384
 Custodian fees                                                                   570
 Transfer and dividend disbursing agent fees and expenses                      14,122
 Directors'/Trustees' fees                                                      1,448
 Auditing fees                                                                  6,878
 Legal fees                                                                     1,267
 Portfolio accounting fees                                                     25,503
 Distribution services fee--Class A Shares                                     29,158
 Distribution services fee--Class B Shares                                      1,534
 Shareholder services fee--Class A Shares                                      29,159
 Shareholder services fee--Class B Shares                                         511
 Share registration costs                                                       7,240
 Printing and postage                                                           8,869
 Insurance premiums                                                             1,267
 Miscellaneous                                                                 14,118
   Total expenses                                                             258,497
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (47,469)
   Waiver of distribution services fee--Class A Shares         (29,158)
   Reimbursement of other operating expenses                   (93,682)
     Total waivers and reimbursements                                        (170,309)
       Net expenses                                                                          88,188
         Net investment income                                                              584,031
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                             7,116
 Net change in unrealized appreciation of investments                                       582,352
   Net realized and unrealized gain on investments                                          589,468
       Change in net assets resulting from operations                                   $ 1,173,499

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

                                                                       SIX MONTHS
                                                                         ENDED
                                                                       (UNAUDITED)    YEAR ENDED
                                                                      FEBRUARY 28,    AUGUST 31,
                                                                          1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income/operating loss                                  $    584,031   $   1,008,967
 Net realized gain (loss) on investments ($7,116 and $243,033,                7,116         243,124
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                         582,352         581,586
   Change in net assets resulting from operations                         1,173,499       1,833,677
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Class A Shares                                                         (574,926)      (1,008,967)
   Class B Shares                                                           (9,105)              --
     Change in net assets resulting from distributions to                 (584,031)      (1,008,967)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             5,873,331       5,429,830
 Net asset value of shares issued to shareholders in payment of             219,511         482,845
 distributions declared
 Cost of shares redeemed                                                 (1,981,388)     (1,884,903)
   Change in net assets resulting from share transactions                 4,111,454       4,027,772
     Change in net assets                                                 4,700,922       4,852,482
 NET ASSETS:
 Beginning of period                                                     22,000,121      17,147,639
 End of period                                                         $ 26,701,043   $  22,000,121

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS
                                                     ENDED
                                                  (UNAUDITED)
                                                   FEBRUARY 28,                 YEAR ENDED FEBRUARY 28,
                                                      1998         1997      1996      1995        1994      1993(A)
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.73     $10.27     $10.13    $10.01      $10.92     $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                  0.26       0.55       0.58      0.59        0.59       0.44
  Net realized and unrealized gain (loss)
  on investments                                         0.27       0.46       0.14       0.12      (0.91)      0.92
  Total from investment operations                       0.53       1.01       0.72       0.71      (0.32)      1.36
LESS DISTRIBUTIONS
  Distributions from net investment income              (0.26)     (0.55)     (0.58)     (0.59)     (0.59)     (0.44)
NET ASSET VALUE, END OF PERIOD                         $11.00     $10.73     $10.27     $10.13     $10.01     $10.92
TOTAL RETURN(B)                                          5.02%     10.11%      7.21%      7.48%     (3.04%)    14.08%
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.73%*     0.66%      0.60%      0.55%      0.25%      0.25%*
  Net investment income                                  4.93%*     5.25%      5.61%      6.04%      5.61%      5.58%*
  Expense waiver/reimbursement(c)                        1.44%*     1.97%      2.38%      2.41%      2.86%      1.98%*
SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)               $24,734    $22,000    $17,148    $14,400    $15,059    $11,513
  Portfolio turnover                                          2%        29%        21%        63%        63%         0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                      PERIOD
                                                                                       ENDED
                                                                                    (UNAUDITED)
                                                                                   FEBRUARY 28,
                                                                                      1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.87
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.11
   Net realized and unrealized gain (loss) on investments                                      0.13
   Total from investment operations                                                            0.24
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.11)
 NET ASSET VALUE, END OF PERIOD                                                              $11.00
 TOTAL RETURN(B)                                                                              2.21%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  1.52%*
   Net investment income                                                                     4.44%*
   Expense waiver/reimbursement(c)                                                           1.32%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                   $1,968
   Portfolio turnover                                                                            2%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 1, 1997 (date of initial public investment) to February 28, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                 FEDERATED CALIFORNIA MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

Effective December 1, 1997, the Trust added Class B Shares and designated the existing share class as Class A Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $753,772, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
           2003          $535,442
           2004           218,330

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                             SIX MONTHS
                                                                               ENDED          YEAR ENDED
                                                                            FEBRUARY 28,        AUGUST 31,
 CLASS A SHARES                                                                 1998              1997
 Shares sold                                                                     346,187         515,114
 Shares issued to shareholders in payment of distributions declared               19,971          45,852
 Shares redeemed                                                               (169,283)        (179,343)
   Net change resulting from Class A Share transactions                          196,875         381,623
                                                                            PERIOD ENDED       YEAR ENDED
                                                                             FEBRUARY 28,     AUGUST 31,
 CLASS B SHARES                                                                1998(A)            1997
Shares sold                                                                     190,714         --
 Shares issued to shareholders in payment of distributions declared                  170         --
 Shares redeemed                                                                (12,059)         --
   Net change resulting from Class B Share transactions                          178,825         --
   Net change resulting from share transactions                                  375,700         --

(a) Reflects operations for the period from December 1, 1997 (date of initial public investment) to February 28, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund's Class A Shares, annually, and up to 0.75% of the average daily net assets of the Fund's Class B Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund's Class A and Class B Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

 PURCHASES   $5,295,336
 SALES         $451,104

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1998, 40% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16% of total investments.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated California Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS FEBRUARY 28, 1998


[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 625922109
Cusip 625922828
4031005 (4/98)


[Graphic]





                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated Michigan Intermediate Municipal Trust, a portfolio of Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997, through February 28, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Designed for tax-sensitive Michigan residents, Federated Michigan Intermediate Municipal Trust provides opportunities for income exempt from federal regular income tax and Michigan state income tax.* This double tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 85 quality holdings paid a monthly dividend stream totaling $0.27 per share, while the share price increased from $10.85 to $11.03. As a result, the fund achieved a six-month total return of 4.15%, based on net asset value.** The fund's net assets reached $74 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Michigan Intermediate Municipal Trust in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was 0.98%.

                              INVESTMENT REVIEW

Q. How has the Michigan municipal bond market been faring?

A. Michigan exempt municipal bonds performed favorably over the six-month reporting period ended February 28, 1998. As an example, municipal bonds issued by the state of Michigan are trading at interest rates which are more than one standard deviation less than their six-month average yield. This strong relative performance is a result of stable demand for in-state tax-exempt paper, a limited supply of municipal bonds being issued in the state, and a strong regional economy which has resulted in improving fiscal performance for state and local governments.

Q. In this environment, how did Federated Michigan Intermediate Municipal Trust perform with respect to total return over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1998, the fund produced a total return of 4.15%, based on net asset value.* This six-month total return lagged behind the Lehman Brothers Municipal Index/7-Year return of 4.44%.+ The fund's performance over the reporting period is a result of maintaining a high credit quality profile ("AA" average) and having a shorter duration than the Lehman Municipal Index. The best performing credit sectors over the reporting period were "BBB" and lower-rated municipal bonds, as a result of significant credit spread tightening. The fund purchases bonds rated "A" or higher by the major credit rating agencies. The fund's focus on income resulted in a significant weighting in bonds with premium coupons and less market volatility. The fund also benefited from having several high coupon bonds pre-refunded. This resulted in significant price appreciation as the bonds were priced to a shorter call date and backed by U.S. treasury securities.

Q. In this environment, how did Federated Michigan Intermediate Municipal Trust perform with respect to income and yield over the six-month reporting period?

A. The 30-day SEC yield on February 28, 1998, was 3.75%, based on offering price.** The SEC yield declined from 3.98% at the beginning of the reporting period as a result of a general decline in market interest rates and positive net cash flows into the fund. Municipal interest rates, as represented by the Bond Buyer 40 Index,++ declined from 5.53% on November 1, 1997, to 5.24% at the end of the reporting period.

Q. What is your outlook for the municipal market through 1998 and how does your outlook affect portfolio strategy? A. The U.S. economy is expected to moderate in the second half of 1998 from its tepid pace over the last twelve months. The effects on the U.S. economy from the Asian crisis may be evident within the next few months. This fact combined with a potentially balanced federal budget and diminished expectations concerning inflation may result in a relatively favorable environment for fixed-income securities later this year. The municipal bond market has been in a trading range for several months and may continue to be range bound until economic numbers begin to signal a change in the economy's direction. Portfolio strategy will include maintaining a neutral duration target relative to its benchmark while looking for opportunities to improve portfolio yield, and as a result, the income distributed to shareholders.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 0.98%.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

+ Lehman Brothers Municipal Index/7-Year is an unmanaged index of municipal bonds issued after January 1, 1991, with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $3 million and a maturity range of four years and shy six years. As of January 1996, the index also includes zero coupon bonds and bonds subject to the alternative minimum tax. Investments cannot be made in an index.

++ The Bond Buyer 40 Index is a standard against which municipal bonds are measured. This index is unmanaged, and investments cannot be made in an index.

                          PORTFOLIO OF INVESTMENTS
              FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

                        FEBRUARY 28, 1998 (UNAUDITED)

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                          RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES--99.7%
 MICHIGAN--99.7%
 $         1,000,000 Anchor Bay, MI School District, UT GO Bonds,        AAA    $         1,061,860
                     5.30% (MBIA INS)/(Original Issue Yield: 5.35%),
                     5/1/2008
             230,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2000          AA                241,615
             215,000 Ann Arbor, MI, UT GO Bonds, 6.00%, 9/1/2001          AA                228,736
             500,000 Avondale, MI School District, UT GO Refunding        AA+               540,195
                     Bonds, 6.75% (Michigan State GTD)/(Original Issue
                     Yield: 6.95%), 5/1/2014
             500,000 Battle Creek, MI Building Authority, Revenue         A+                530,070
                     Bonds, 6.00%, 4/1/2002
             500,000 Battle Creek, MI Building Authority, Revenue         A+                531,065
                     Bonds, 6.10%, 4/1/2003
           2,000,000 Battle Creek, MI Downtown Development Authority,    AAA              2,062,040
                     Refunding Bonds, 5.10% (MBIA INS)/(Original Issue
                     Yield: 5.20%), 5/1/2010
             100,000 Battle Creek, MI Water Supply System, Revenue        NR                103,639
                     Bonds (Series B), 6.90% (United States Treasury
                     PRF), 9/1/1998 (@102)
           1,010,000 Belding Area Schools, MI, Refunding UT GO Bonds,    AAA                995,052
                     4.90% (Michigan State GTD)/(AMBAC INS)/(Original
                     Issue Yield: 5.00%), 5/1/2013
           1,060,000 Belding Area Schools, MI, Refunding UT GO Bonds,    AAA              1,043,697
                     4.95% (Michigan State GTD)/(AMBAC INS)/(Original
                     Issue Yield: 5.05%), 5/1/2014
           1,000,000 Cedar Springs Public Schools, MI, Refunding UT GO   AAA                986,580
                     Bonds (Series 1998), 5.00% (Michigan State
                     GTD)/(FSA INS)/(Original Issue Yield: 5.13%),
                     5/1/2017
             100,000 Detroit, MI City School District, UT GO Refunding   AAA                100,625
                     Bonds (Series A), 7.15% (MBIA INS), 5/1/1998
             500,000 Detroit, MI Economic Development Corp., Resource    AAA                542,660
                     Recovery Revenue Bonds (Series A), 6.875% (FSA
                     INS)/(Original Issue Yield: 7.00%), 5/1/2009
           3,000,000 Detroit, MI Water Supply System, Revenue            AAA              3,224,550
                     Refunding Bonds, 6.00% (FGIC INS)/ (Original
                     Issue Yield: 6.10%), 7/1/2002
           1,000,000 Detroit/Wayne County, MI Stadium Authority,         AAA              1,037,880
                     Revenue Bonds, 5.25% (FGIC INS)/ (Original Issue
                     Yield: 5.55%), 2/1/2011
           1,000,000 Eastern Michigan University, Revenue Bonds, 6.10%   AAA              1,079,290
                     (AMBAC INS)/(Original Issue Yield: 6.15%),
                     6/1/2004
             200,000 Farmington Hills, MI Hospital Finance Authority,    AAA                210,434
                     Hospital Revenue Refunding Bonds (Series A),
                     6.60% (Botsford General Hospital)/(MBIA INS),
                     2/15/2000
             425,000 Forest Hills, MI Public School, UT GO Bonds,         AA                459,467
                     7.375% (United States Treasury PRF)/(Original
                     Issue Yield: 7.397%), 5/1/2000 (@101)
             285,000 Garden City, MI School District, UT GO Refunding    AAA                309,245
                     Bonds, 5.80% (FSA INS), 5/1/2004
             250,000 Garden City, MI School District, UT GO Refunding    AAA                273,832
                     Bonds, 5.90% (FSA INS), 5/1/2005
             565,000 Garden City, MI School District, UT GO Refunding    AAA                617,392
                     Bonds, 6.00% (FSA INS), 5/1/2006

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                          RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 MICHIGAN--CONTINUED
 $           515,000 Garden City, MI School District, UT GO Refunding    AAA    $           565,516
                     Bonds, 6.10% (FSA INS), 5/1/2007
             500,000 Holt, MI Public Schools, Refunding UT GO Bonds,      NR                508,060
                     5.00% (Michigan State GTD)/ (MBIA INS)/(Original
                     Issue Yield: 5.05%), 5/1/2011
             150,000 Huron Valley, MI School District, UT GO Bonds,       NR                163,273
                     6.50% (Michigan State GTD)/ (United States
                     Treasury PRF), 5/1/2001 (@102)
             270,000 Ingham County MI Sewer Authority, Revenue Bonds,    AA-                286,727
                     Project #4, Delhi Charter Township, 5.70%,
                     11/1/2003
             360,000 Ingham County MI Sewer Authority, Revenue Bonds,    AA-                382,252
                     Project #4, Delhi Charter Township, 5.80%,
                     11/1/2004
             465,000 Ingham County MI Sewer Authority, Revenue Bonds,    AA-                494,495
                     Project #4, Delhi Charter Township, 5.90%,
                     11/1/2005
           1,850,000 Jenison Public Schools, UT GO School Building and   AAA              1,977,372
                     Site Refunding Bonds, Series 1996, 5.30% (FGIC
                     INS)/(Original Issue Yield: 5.40%), 5/1/2007
             265,000 Kent Hospital Finance Authority, MI, Hospital       AAA                288,312
                     Revenue Refunding Bonds, 6.30% (Pine Rest
                     Christian Hospital, MI)/(FGIC INS)/(Original
                     Issue Yield: 6.40%), 11/1/2003
             415,000 Kent Hospital Finance Authority, MI, Hospital       AAA                451,508
                     Revenue Refunding Bonds, 6.30% (Pine Rest
                     Christian Hospital, MI)/(FGIC INS)/(Original
                     Issue Yield: 6.45%), 11/1/2004
             500,000 Lake Orion, MI School District, UT GO Refunding     AAA                528,205
                     Bonds, 5.90% (Michigan State GTD)/(AMBAC INS),
                     5/1/2001
           2,000,000 Lake Orion, MI School District, UT GO Refunding     AAA              2,152,980
                     Bonds, 6.05% (AMBAC INS)/ (Michigan State LOC),
                     5/1/2002
             500,000 Lansing, MI Sewer Disposal System, Revenue          AAA                537,640
                     Refunding Bonds, 5.50% (FGIC INS)/(Original Issue
                     Yield: 5.60%), 5/1/2007
             750,000 Livonia, MI Public School District, UT GO Bonds     AA+                794,528
                     (Series I), 6.00%, 5/1/2001
           1,000,000 Lowell Area Schools, MI, UT GO Refunding Bonds,     AAA              1,054,400
                     5.20% (Michigan State GTD)/ (FGIC INS)/(Original
                     Issue Yield: 5.25%), 5/1/2008
           1,710,000 Marquette, MI Hospital Finance Authority,           AAA              1,808,171
                     Hospital Revenue Refunding Bonds (1996 Series D),
                     5.30% (Marquette General Hospital, MI)/(FSA INS),
                     4/1/2005
           1,290,000 Marquette, MI Hospital Finance Authority,           AAA              1,376,095
                     Hospital Revenue Refunding Bonds (1996 Series D),
                     5.40% (Marquette General Hospital, MI)/(FSA INS),
                     4/1/2006
           1,350,000 Michigan Higher Education Student Loan Authority,   AAA              1,435,590
                     Student Loan Revenue Bonds, Series XVII-A, 5.65%
                     (AMBAC LOC), 6/1/2010
           1,500,000 Michigan Municipal Bond Authority, Revenue           AA              1,609,500
                     Refunding Q-SBLF Bonds, 6.00% (Michigan
                     State)/(Michigan State GTD)/(Original Issue
                     Yield: 6.10%), 5/1/2002
           3,000,000 Michigan Public Power Agency, Revenue Refunding     AA-              3,203,340
                     Bonds (Series A) Belle River Project, 5.70%
                     (Original Issue Yield: 5.80%), 1/1/2003
           1,000,000 Michigan State Comprehensive Transportation         AA-              1,056,420
                     Board, Revenue Refunding Bonds (Series B), 5.50%
                     (Michigan State)/(Original Issue Yield: 5.60%),
                     5/15/2002
           1,000,000 Michigan State Comprehensive Transportation         AA-              1,079,140
                     Board, Revenue Refunding Bonds (Series B), 6.00%
                     (Michigan State)/(Original Issue Yield: 6.05%),
                     5/15/2007

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                          RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 MICHIGAN--CONTINUED
 $         2,000,000 Michigan State Hospital Finance Authority,          AAA    $         1,970,340
                     Refunding Revenue Bonds (Series 1998A), 4.90%
                     (St. John Hospital, MI)/(AMBAC INS)/(Original
                     Issue Yield: 5.05%), 5/15/2013
           1,325,000 Michigan State Hospital Finance Authority,          AA-              1,332,910
                     Revenue Bonds (Series 1997W), 5.00% (Mercy Health
                     Services)/(Original Issue Yield: 5.26%),
                     8/15/2011
             415,000 Michigan State Hospital Finance Authority,           A+                438,086
                     Revenue Bonds (Series A), 6.15% (Crittenton
                     Hospital, MI), 3/1/2001
             440,000 Michigan State Hospital Finance Authority,           A+                472,388
                     Revenue Bonds (Series A), 6.25% (Crittenton
                     Hospital, MI), 3/1/2002
           1,000,000 Michigan State Hospital Finance Authority,          AAA                998,450
                     Revenue Bonds, 5.25% (St. John Hospital,
                     MI)/(AMBAC INS)/(Original Issue Yield: 5.65%),
                     5/15/2026
             500,000 Michigan State Hospital Finance Authority,           NR                557,885
                     Revenue Bonds, Providence Hospital, 7.00%
                     (Daughters of Charity)/(Original Issue Yield:
                     7.04%), 11/1/2021
           1,500,000 Michigan State Hospital Finance Authority,           A+              1,559,595
                     Revenue Refunding Bonds (Series A), 5.50% (St.
                     John Hospital, MI)/(Original Issue Yield: 5.80%),
                     5/15/2001
             800,000 Michigan State Hospital Finance Authority,          AAA                856,240
                     Revenue Refunding Bonds, 5.95% (Oakwood Obligated
                     Group)/(FGIC INS)/(Original Issue Yield: 6.05%),
                     5/1/2002
             575,000 Michigan State Hospital Finance Authority,          AAA                625,922
                     Revenue Refunding Bonds, 6.30% (Sparrow Obligated
                     Group, MI)/(MBIA INS), 11/15/2003
             375,000 Michigan State Hospital Finance Authority,          AAA                396,529
                     Revenue Refunding Bonds, 6.85% (Oakland General
                     Hospital, MI)/(AMBAC INS), 7/1/2000
           1,000,000 Michigan State Housing Development Authority,       AAA              1,041,800
                     (Series A) Rental Housing Revenue Bonds, 5.55%
                     (MBIA INS), 4/1/2004
             500,000 Michigan State Housing Development Authority,       AA+                522,105
                     Revenue Bonds (Series A), 5.90%, 12/1/2005
             500,000 Michigan State Housing Development Authority,       AA+                520,925
                     Revenue Bonds (Series A), 5.90%, 6/1/2005
             430,000 Michigan State Housing Development Authority,       AA+                447,849
                     Revenue Bonds (Series A), 6.25%, 6/1/2002
             200,000 Michigan State Housing Development Authority,       AA+                211,502
                     Revenue Bonds (Series A), 7.00%, 12/1/2005
             280,000 Michigan State Housing Development Authority,       AA+                294,157
                     Revenue Bonds (Series B), 6.30%, 12/1/2003
           1,000,000 Michigan State Housing Development Authority,       AA+              1,040,030
                     Revenue Bonds (Series E), 5.55%, 12/1/2007
             175,000 Michigan State Housing Development Authority,       AA+                185,308
                     Single Family Mortgage Revenue Bonds (Series B),
                     6.95%, 12/1/2020
           1,000,000 Michigan State, UT GO Recreation Program Bonds,     AA+              1,060,290
                     5.75% (Original Issue Yield: 5.80%), 11/1/2001
             250,000 Michigan Strategic Fund, LT Obligation Revenue       A                 295,453
                     Refunding Bonds (Series A), 7.10% (Ford Motor
                     Co.)/(Original Issue Yield: 7.127%), 2/1/2006

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                          RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 MICHIGAN--CONTINUED
 $           500,000 Michigan Strategic Fund, Limited Obligation          A     $           493,835
                     Revenue Bonds (Series 1998), 5.30% (Porter Hills
                     Presbyterian Village, Inc.)/(Original Issue
                     Yield: 5.422%), 7/1/2018
           4,250,000 Monroe County, MI Pollution Control Authority,      AAA              4,714,313
                     PCR Revenue Bonds (Series A), 6.35% (Detroit
                     Edison Co.)/(AMBAC INS), 12/1/2004
           1,750,000 Novi, MI Community School District, UT GO Bonds,     AA              1,850,730
                     Q-SBLF, 5.45% (Original Issue Yield: 5.50%),
                     5/1/2003
             300,000 Oakland & Washtenaw Counties, MI, Revenue Bonds,    AA-                331,332
                     6.65% (Oakland Community College District,
                     MI)/(Original Issue Yield: 6.743%), 5/1/2011
           1,765,000 Oakland County, MI EDC, Limited Obligation           NR              1,792,993
                     Revenue Bonds (Series 1997), 5.50% (Lutheran
                     Social Services of Michigan)/(First of America
                     Bank - Michigan LOC), 6/1/2014
             250,000 Oakland County, MI, LT GO Bonds,                    AA+                266,543
                     Evergreen-Farmington Sewer Disposal, 6.30%,
                     5/1/2005
             610,000 Okemos, MI Public School District, UT GO             AA                655,256
                     Refunding Bonds, Q-SBLF, 6.00% (Michigan State
                     GTD), 5/1/2002
             140,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa     AA                144,991
                     Water Supply System, 6.50% (Original Issue Yield:
                     6.55%), 10/1/2002
             100,000 Ottawa County, MI, LT GO Bonds, Northwest Ottawa     AA                101,532
                     Water System, 6.85%, 5/1/2000
             220,000 Ottawa County, MI, LT GO Bonds,Northwest Ottawa      AA                227,843
                     Water Supply System, 6.50%, 10/1/2001
           1,000,000 Petoskey, MI Hospital Finance Authority, Limited    AAA                968,580
                     Obligation Revenue & Refunding Bonds, 5.00%
                     (Northern Michigan Hospital Obligated
                     Group)/(MBIA INS)/ (Original Issue Yield: 5.22%),
                     11/15/2018
             400,000 Plymouth-Canton, MI Community School District, UT    AA                434,132
                     GO Bonds (Series C), Q-SBLF, 6.00% (Michigan
                     State GTD)/(Original Issue Yield: 6.10%),
                     5/1/2003
             500,000 Plymouth-Canton, MI Community School District, UT   AA+                545,150
                     GO Refunding Bonds (Series B), Q-SBLF, 6.80%
                     (Michigan State GTD)/(United States Treasury
                     PRF)/ (Original Issue Yield: 6.90%), 5/1/2001
                     (@101)
             615,000 Riverview, MI Community School District, UT GO      AAA                672,736
                     Bonds, 6.20% (FGIC INS)/ (United States Treasury
                     PRF), 5/1/2002 (@101.5)
             570,000 Riverview, MI Community School District, UT GO      AAA                623,512
                     Bonds, 6.20% (FGIC INS)/ (United States Treasury
                     PRF), 5/1/2002 (@101.5)
             350,000 Rochester, MI Community School District, UT GO      AA+                381,857
                     Bonds, 6.50% (Michigan State GTD)/(United States
                     Treasury PRF)/(Original Issue Yield: 6.60%),
                     5/1/2002 (@100)
             250,000 Rochester, MI Community School District, UT GO      AA+                272,755
                     Bonds, 6.50% (Michigan State GTD)/(United States
                     Treasury PRF)/(Original Issue Yield: 6.75%),
                     5/1/2002 (@100)
             270,000 Shelby Charter Townships, MI Building Authority,    AAA                295,186
                     Revenue Bonds, 6.25% (AMBAC INS)/(Original Issue
                     Yield: 6.45%), 11/1/2006
             230,000 Shelby Charter Townships, MI Building Authority,    AAA                251,454
                     Revenue Bonds, 6.25% (AMBAC INS)/(Original Issue
                     Yield: 6.50%), 11/1/2007

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     PRINCIPAL                                                         CREDIT
       AMOUNT                                                          RATING*         VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 MICHIGAN--CONTINUED
 $           250,000 University of Michigan, Hospital Revenue Bonds,      AA    $           273,917
                     7.00% (United States Treasury PRF)/(Original
                     Issue Yield: 7.25%), 12/1/2000 (@102)
           1,500,000 University of Michigan, Hospital Revenue             AA              1,619,340
                     Refunding Bonds (Series A), 5.70% (Original Issue
                     Yield: 5.80%), 12/1/2004
           1,000,000 Walled Lake, MI Consolidated School District, UT    AAA              1,058,770
                     GO Refunding Bonds, 5.30% (MBIA INS)/(Original
                     Issue Yield: 5.35%), 5/1/2008
           1,000,000 Wayne County, MI Building Authority, LT GO          AAA              1,064,090
                     Capital Improvement Bonds, 5.35% (MBIA
                     INS)/(Original Issue Yield: 5.40%), 6/1/2009
             885,000 Wyandotte, MI Electric Authority, Revenue           AAA                960,712
                     Refunding Bonds, 6.10% (MBIA INS), 10/1/2002
           1,000,000 Yale, MI Public Schools District, UT GO Bonds,       NR              1,010,810
                     5.25% (Michigan State GTD)/ (FSA INS)/(Original
                     Issue Yield: 5.30%), 5/1/2017
                         Total Long-Term Municipal Securities                            73,773,581
                        (identified cost $69,646,141)
 SHORT-TERM MUNICIPALS--1.8%
 MICHIGAN--1.8%
           1,300,000 Michigan Strategic Fund, Limited Obligation PCR      A               1,300,000
                     Bonds (Series 1993) Weekly VRDNs (Allied-Signal,
                     Inc.) (at amortized cost)
                         Total Investments (identified cost                            $ 75,073,581
                         $70,946,141)(a)

Securities that are subject to alternative minimum tax represent 6.0% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $70,946,141. The net unrealized appreciation of investments on a federal tax basis amounts to $4,127,440 which is comprised of $4,139,953 appreciation and $12,513 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($73,961,744) at February 28, 1998.

The following acronyms are used throughout this portfolio: AMBAC --American Municipal Bond Assurance Corporation EDC --Economic Development Commission FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty INS --Insured LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Prerefunded Q-SBLF --Qualified State Bond Loan Fund UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

              FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

                       FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 75,073,581
 $70,946,141)
 Income receivable                                                                        1,107,524
 Receivable for shares sold                                                                  68,584
 Prepaid expenses                                                                               252
   Total assets                                                                          76,249,941
 LIABILITIES:
 Payable for investments purchased                                        $ 1,977,263
 Income distribution payable                                                  278,291
 Payable to Bank                                                               32,643
   Total liabilities                                                                      2,288,197
 Net Assets for 6,706,005 shares outstanding                                           $ 73,961,744
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 70,784,851
 Net unrealized appreciation of investments                                               4,127,440
 Accumulated net realized loss on investments                                             (950,547)
   Total Net Assets                                                                    $ 73,961,744
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 Net Asset Value Per Share ($73,961,744 / 6,706,005 shares outstanding)                      $11.03
 Offering Price Per Share (100/97.00 of $11.03)*                                             $11.37
 Redemption Proceeds Per Share                                                               $11.03

* See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

              FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 1,862,716
 EXPENSES:
 Investment advisory fee                                                  $   138,493
 Administrative personnel and services fee                                     61,987
 Custodian fees                                                                 2,220
 Transfer and dividend disbursing agent fees and expenses                      17,319
 Directors'/Trustees' fees                                                      1,753
 Auditing fees                                                                  6,821
 Legal fees                                                                     1,448
 Portfolio accounting fees                                                     27,141
 Shareholder services fee                                                      86,536
 Share registration costs                                                       7,087
 Printing and postage                                                           9,125
 Insurance premiums                                                             1,429
 Miscellaneous                                                                    886
   Total expenses                                                             362,245
 Waivers--
   Waiver of investment advisory fee                        $ (125,305)
   Waiver of shareholder services fee                          (62,306)
   Total waivers                                                             (187,611)
     Net expenses                                                                           174,634
       Net investment income                                                              1,688,082
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           175,973
 Net change in unrealized appreciation of investments                                       944,972
   Net realized and unrealized gain on investments                                        1,120,945
     Change in net assets resulting from operations                                     $ 2,809,027

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

               FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      (UNAUDITED)     YEAR ENDED
                                                                     FEBRUARY 28,     AUGUST 31,
                                                                         1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $  1,688,082   $    3,217,659
 Net realized gain (loss) on investments ($175,973 and $133,935,           175,973          149,867
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                        944,972          767,866
   Change in net assets resulting from operations                        2,809,027        4,135,392
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (1,688,082)     (3,217,659)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                           11,515,897       16,338,296
 Net asset value of shares issued to shareholders in payment of            280,077          615,490
 distributions declared
 Cost of shares redeemed                                                (6,546,765)    (13,065,032)
   Change in net assets resulting from share transactions                5,249,209        3,888,754
     Change in net assets                                                6,370,154        4,806,487
 NET ASSETS:
 Beginning of period                                                    67,591,590       62,785,103
 End of period                                                        $ 73,961,744   $   67,591,590

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                              ENDED
                                            (UNAUDITED)
                                            FEBRUARY 28,                 YEAR ENDED AUGUST 31,
                                                1998      1997       1996      1995        1994       1993
NET ASSET VALUE, BEGINNING OF PERIOD          $10.85     $10.70     $10.80     $10.59     $11.02     $10.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           0.27       0.54       0.36       0.54       0.53       0.55
Net realized and unrealized gain (loss)
  on investments                                0.18       0.15      (0.10)      0.21      (0.43)      0.64
Total from investment operations                0.45       0.69       0.26       0.75       0.10       1.19
LESS DISTRIBUTIONS
Distributions from net investment income       (0.27)     (0.54)     (0.36)     (0.54)     (0.53)     (0.55)
NET ASSET VALUE, END OF PERIOD                $11.03     $10.85     $10.70     $10.80     $10.59     $11.02
TOTAL RETURN(A)                                 4.15%      6.59%      4.13%      7.39%      0.88%     11.73%
RATIOS TO AVERAGE NET ASSETS
Expenses                                        0.50%*     0.50%      0.50%      0.50%      0.50%      0.37%
Net investment income                           4.88%*     5.00%      4.99%      5.19%      4.87%      5.11%
Expense waiver/reimbursement(b)                 0.54%*     0.59%      0.63%      0.65%      0.57%      1.06%
SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $73,962    $67,592    $62,785    $60,621    $58,480    $50,625
Portfolio turnover                                10%        12%         7%        23%        13%         3%

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

           FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL INCOME TRUST

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Income Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $1,126,520, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
           2003          $192,251
           2004           934,269

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

                                                                           SIX MONTHS       YEAR
                                                                              ENDED         ENDED
                                                                           FEBRUARY 28,   AUGUST 31,
                                                                               1998          1997
 Shares sold                                                                 1,046,771    1,512,481
 Shares issued to shareholders in payment of distributions declared             25,523       56,959
 Shares redeemed                                                              (595,833)  (1,209,574)
   Net change resulting from Share transactions                                476,461      359,866

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended February 28, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $10,200,000 and $8,600,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

 PURCHASES                $6,793,003
 SALES                   $13,492,052

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1998, 66.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 16.5% of total investments.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Michigan Intermediate Municipal Trust

SEMI-ANNUAL REPORT TO SHAREHOLDERS FEBRUARY 28, 1998


[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 625922703
3032602 (4/98)

[Graphic]





                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated New York Municipal Income Fund, a portfolio of Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997, through February 28, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Designed for tax-sensitive New York residents, Federated New York Municipal Income Fund provides opportunities for income exempt from federal regular income tax, New York state income tax, and New York City local income tax.* This double tax-free advantage (triple tax-free for New York City residents) means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 29 quality holdings paid a monthly dividend stream totaling $0.03 per share, while the share price increased from $10.62 to $10.90. As a result, the fund achieved a six-month total return of 5.21%, based on net asset value.** The fund's net assets totaled $22 million at the end of the reporting period.

Thank you for joining other shareholders of Federated New York Municipal Income Fund in pursuing monthly, double tax-free, (or triple tax-free for New York City residents) investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was 3.08%.

                              INVESTMENT REVIEW

Q. How has the New York municipal bond market been faring?

A. The market for New York municipal bonds was strong over the previous six months. Investor demand for New York tax-exempt bonds remained healthy even during periods when a large amount of New York paper was issued in the market. New York state and New York City benefited from the strong regional economy, especially the resurgence of the financial, insurance, and real estate sectors. This resulted in solid fiscal performance for many of the state's local governments. New York City's recent upgrade from the BBB to A rating category by one of the major rating agencies is a clear example of this improvement in credit quality across the state which has translated into solid relative price performance for New York municipal bonds.

Q. In this environment, how did Federated New York Municipal Income Fund perform with respect to total return over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1998, the fund's Class F Shares produced a total return of 5.21%, based on net asset value.* This six-month total return beat the Lehman Brothers Municipal Bond Index return of 5.04%.+ The fund's performance over the reporting period is a result of purchasing bonds with favorable performance characteristics such as discount coupons and better call protection. The fund also benefited from having several high coupon bonds pre-refunded. This resulted in significant price appreciation as the bonds were priced to a shorter call date and backed by U.S. treasury securities.

Q. In this environment, how did Federated New York Municipal Income Fund perform with respect to income and yield over the six-month reporting period?

A. The 30-day SEC yield on February 28, 1998, was 4.45%, based on offering price.** The SEC yield declined from 4.67% at the beginning of the reporting period as a result of a general decline in market interest rates and positive net cash flows into the fund. Municipal interest rates, as represented by the Bond Buyer 40 Index,++ declined from 5.53% on November 1, 1997, to 5.24% at the end of the reporting period.

Q. What is your outlook for the municipal market through 1998 and how does your outlook affect portfolio strategy?

A. The U.S. economy is expected to moderate in the second half of 1998 from its tepid pace over the last twelve months. The effects on the U.S. economy from the Asian crisis may be evident within the next few months. This fact combined with a potentially balanced federal budget and diminished expectations concerning inflation may result in a relatively favorable environment for fixed-income securities later this year. The municipal bond market has been in a trading range for several months and may continue to be range bound until economic numbers begin to signal a change in the economy's direction. Portfolio strategy will include maintaining a neutral duration target relative to its benchmark while looking for opportunities to improve portfolio yield, and as a result, the income distributed to shareholders.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 3.08%.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

+ Lehman Brothers Municipal Bond Index are broad market performance benchmarks for the tax-exempt bond market. As of March 31, 1998, approximately 42,021 bonds were included in the Municipal Bond Index with a market value of $631 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. This index is unmanaged, and investments cannot be made in an index.

++ The Bond Buyer 40 Index is a standard against which municipal bonds are measured. This index is unmanaged, and investments cannot be made in an index.

                          PORTFOLIO OF INVESTMENTS
                  FEDERATED NEW YORK MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

      PRINCIPAL                                                         CREDIT
       AMOUNT                                                           RATING*        VALUE
 LONG-TERM MUNICIPALS--97.9%
 NEW YORK--97.9%
 $           500,000 Albany County Airport Authority, NY, Airport         AAA   $           509,150
                     Revenue Bonds (Series 1997), 5.375% (FSA
                     INS)/(Original Issue Yield: 5.72%), 12/15/2017
           1,000,000 Amherst, NY IDA, Tax-Exempt Lease Revenue Bonds       A              1,025,750
                     (Series 1997A), 5.55% (KeyBank, N.A.
                     LOC)/(Original Issue Yield: 5.65%), 10/1/2017
             500,000 Essex Cnty., NY IDA, PCR Refunding Revenue Bonds     A-                532,410
                     (Series 1997C), 5.70% (International Paper Co.),
                     7/1/2016
             500,000 Essex Cnty., NY IDA, Solid Waste Disposal Revenue    A-                521,135
                     Bonds (Series A), 5.80% (International Paper Co.),
                     12/1/2019
             600,000 Metropolitan Transportation Authority, New York,     AAA               608,154
                     Commuter Facilities Revenue Bonds (Series C-1),
                     5.25% (FGIC INS)/(Original Issue Yield: 5.48%),
                     7/1/2017
             305,000 Nassau County, NY IDA, Civic Facility Revenue         A                347,609
                     Bonds, 6.85% (Hofstra University), 1/1/2012
             330,000 Nassau County, NY IDA, Civic Facility Revenue         A                375,058
                     Bonds, 6.85% (Hofstra University), 1/1/2013
           1,000,000 New York City Municipal Water Finance Authority,     A-                980,590
                     Water & Sewer System Revenue Bonds, Series A,
                     5.125% (Original Issue Yield: 5.50%), 6/15/2021
           1,000,000 New York City, NY IDA, (Series 1995) Civic           NR              1,052,570
                     Facility Revenue Bonds, 6.30% (College of New
                     Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015
             500,000 New York City, NY IDA, Civic Facility Revenue        NR                545,145
                     Bonds, 7.00% (Mt. St. Vincent College, NY),
                     5/1/2008
             400,000 New York City, NY IDA, Civil Facilities Revenue      NR                418,724
                     Bonds, 5.80% (YMCA of Greater NY)/ (Original Issue
                     Yield: 6.10%), 8/1/2016
             400,000 New York City, NY IDA, Industrial Development       BBB-               413,612
                     Revenue Bonds (Series 1997), 5.75% (Brooklyn Navy
                     Yard Cogeneration Partners, L.P.
                     Project)/(Original Issue Yield: 5.81%), 10/1/2036
             400,000 New York City, NY IDA, Revenue Bonds, 5.65%          BB+               408,856
                     (United Air Lines)/(Original Issue Yield: 5.682%),
                     10/1/2032
             750,000 New York City, NY IDA, Special Facilities Revenue   BBB-               843,255
                     Bonds, 6.90% (American Airlines), 8/1/2024
           1,000,000 New York City, NY Transitional Finance Authority,    AA                945,690
                     Future Tax Secured Bonds (Series 1998B), 4.75%
                     (Original Issue Yield: 4.95%), 11/15/2018
             500,000 New York City, NY, GO UT Bonds, 7.25% (Original     BBB+               589,545
                     Issue Yield: 7.55%), 8/15/2004 (@101)
             900,000 New York State Dormitory Authority, Revenue Bonds    A+              1,001,844
                     (Series A), 6.50% (University of Rochester,
                     NY)/(Original Issue Yield: 6.582%), 7/1/2019
           1,000,000 New York State Dormitory Authority, Revenue Bonds,   AA              1,022,420
                     5.50% (Long Island University)/(Asset Guaranty
                     INS)/(Original Issue Yield: 5.75%), 9/1/2020

FEDERATED NEW YORK MUNICIPAL INCOME FUND

      PRINCIPAL                                                         CREDIT
       AMOUNT                                                           RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $           500,000 New York State Dormitory Authority, Revenue Bonds,   NR    $           538,440
                     6.25% (Nyack Hospital)/ (Original Issue Yield:
                     6.50%), 7/1/2013
           1,000,000 New York State Environmental Facilities Corp.,       BBB             1,056,540
                     Solid Waste Disposal Revenue Bonds, 6.10%
                     (Occidental Petroleum Corp.)/(Original Issue
                     Yield: 6.214%), 11/1/2030
             900,000 New York State Environmental Facilities Corp.,       AAA               984,519
                     Water Facilities Revenue Refunding Bonds (Series
                     A), 6.30% (Spring Valley Water Co., NY)/(AMBAC
                     INS), 8/1/2024
           1,000,000 New York State HFA, (Series 1995A) Sevice Contract  BBB+             1,099,330
                     Obligation Revenue Bonds, 6.375% (Original Issue
                     Yield: 6.45%), 9/15/2015
           1,000,000 New York State Medical Care Facilities Finance       AA              1,099,000
                     Agency, FHA-Mortgage Revenue Bonds (Series A),
                     6.50% (Lockport Memorial Hospital, NY)/(FHA GTD),
                     2/15/2035
           1,000,000 New York State Medical Care Facilities Finance       AA              1,109,030
                     Agency, Revenue Bonds (Series B), 6.60% (FHA
                     GTD)/(Original Issue Yield: 6.625%), 8/15/2034
           2,000,000 New York State Mortgage Agency, Revenue Bonds        NR              2,161,680
                     (Series 40A), 6.70%, 4/1/2025
           1,000,000 New York State Thruway Authority, Local Highway     BBB+             1,099,280
                     and Bridge Service Contract Revenue Bonds, Series
                     1995, 6.25% (Original Issue Yield: 6.435%),
                     4/1/2014
             500,000 Port Authority of New York and New Jersey, Revenue   AAA               552,500
                     Bonds (Series 96), 6.60% (FGIC INS)/(Original
                     Issue Yield: 6.65%), 10/1/2023
             400,000 Port Authority of New York and New Jersey, Special   AAA               445,620
                     Project Bonds (Series 6), 6.00% (JFK International
                     Air Terminal LLC)/(MBIA INS), 12/1/2006
                         TOTAL LONG TERM MUNICIPALS (IDENTIFIED COST                     22,287,456
                         $20,629,180)
 SHORT-TERM MUNICIPALS--3.0%
 NEW YORK--2.1%
             500,000 New York State Urban Development Corp.,             BBB+               479,455
                     Correctional Capital Facilities Refunding Revenue
                     Bonds (Series 1998), 5.00% (Original Issue Yield:
                     5.32%), 1/1/2020
 PUERTO RICO--0.9%
             200,000 Government Development Bank for Puerto Rico (GDB)    AA                200,000
                     Weekly VRDNs (MBIA INS)/ (Credit Suisse First
                     Boston LIQ)
                         TOTAL SHORT-TERM MUNICIPALS (AT AMORITIZED                         679,455
                         COST)
                         TOTAL INVESTMENTS (IDENTIFIED COST                            $ 22,966,911
                         $21,308,635)(a)

At February 28, 1998, 30.63% of the total investments at market value were subject to alternative minimum tax.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $21,308,635. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $1,658,276 which is comprised of $1,686,793 appreciation and $28,517 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($22,720,765) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation AMT --Alternative Minimum Tax FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                  FEDERATED NEW YORK MUNICIPAL INCOME FUND

                       FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $  22,966,911
 $21,308,635)
 Cash                                                                                        43,567
 Income receivable                                                                          345,499
 Receivable for shares sold                                                                   4,500
   Total assets                                                                          23,360,477
 LIABILITIES:
 Payable for investments purchased                                      $ 481,330
 Payable for shares redeemed                                               63,109
 Income distribution payable                                               95,273
   Total liabilities                                                                        639,712
 Net Assets for 2,084,611 shares outstanding                                          $  22,720,765
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $  22,098,055
 Net unrealized appreciation of investments                                               1,658,276
 Accumulated net realized loss on investments                                           (1,035,566)
   Total Net Assets                                                                   $  22,720,765
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 Net asset value per share ($22,720,765 / 2,084,611 shares                                   $10.90
 outstanding)
 Offering price per share (100/99.00 of $10.90)*                                             $11.01
 Redemption proceeds per share (99.00/100 of $10.90)**                                       $10.79

* See "Purchasing Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                  FEDERATED NEW YORK MUNICIPAL INCOME FUND

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $   641,062
 EXPENSES:
 Investment advisory fee                                                  $    44,723
 Administrative personnel and services fee                                     61,987
 Custodian fees                                                                   849
 Transfer and dividend disbursing agent fees and expenses                      13,775
 Directors'/Trustees' fees                                                      1,629
 Auditing fees                                                                  7,421
 Legal fees                                                                     2,172
 Portfolio accounting fees                                                     23,849
 Distribution services fee                                                     55,904
 Shareholder services fee                                                      27,952
 Share registration costs                                                       6,335
 Printing and postage                                                           7,602
 Insurance premiums                                                             1,448
 Miscellaneous                                                                 13,937
   Total expenses                                                             269,583
 Waivers and reimbursements--
   Waiver of investment advisory fee                         $ (44,723)
   Waiver of distribution services fee                         (53,668)
   Waiver of shareholder services fee                           (2,236)
   Reimbursement of other operating expenses                   (90,199)
     Total waivers and reimbursements                                       (190,826)
       Net expenses                                                                          78,757
         Net investment income                                                              562,305
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            98,367
 Net change in unrealized appreciation of investments                                       474,325
   Net realized and unrealized gain on investments                                          572,692
     Change in net assets resulting from operations                                     $ 1,134,997

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                  FEDERATED NEW YORK MUNICIPAL INCOME FUND

                                                                       SIX MONTHS
                                                                          ENDED          YEAR
                                                                       (UNAUDITED)       ENDED
                                                                      FEBRUARY 28,    AUGUST 31,
                                                                          1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                 $    562,305   $   1,219,601
 Net realized gain (loss) on investments ($98,367 and $566,956,              98,367         566,956
 respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                         474,325         432,403
   Change in net assets resulting from operations                         1,134,997       2,218,960
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                                 (562,305)     (1,219,601)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                             1,562,826       3,711,284
 Net asset value of shares issued to shareholders in payment of             236,829         532,033
 distributions declared
 Cost of shares redeemed                                                 (2,038,054)    (4,787,869)
   Change in net assets resulting from share transactions                 (238,399)       (544,552)
     Change in net assets                                                   334,293         454,807
 NET ASSETS:
 Beginning of period                                                     22,386,472      21,931,665
 End of period                                                         $ 22,720,765   $  22,386,472

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                (UNAUDITED)
                                                FEBRUARY 28,         YEAR ENDED AUGUST 31,
                                                    1998      1997    1996    1995   1994   1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $10.62     $10.17   $10.13    $10.10    $10.92     $10.04
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.03      0.56      0.58      0.57      0.57       0.44
   Net realized and unrealized gain (loss) on        0.28      0.45      0.04      0.03     (0.82)      0.88
 investments
   Total from investment operations                  0.31      1.01      0.62      0.60     (0.25)      1.32
 LESS DISTRIBUTIONS
   Distributions from net investment income         (0.03)    (0.56)    (0.58)    (0.57)    (0.57)     (0.44)
 NET ASSET VALUE, END OF PERIOD                    $10.90    $10.62    $10.17    $10.13    $10.10     $10.92
 TOTAL RETURN(B)                                     5.21%    10.13%     6.18%     6.41%    (2.31%)    13.38%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                          0.70%*    0.66%     0.60%     0.59%     0.39%      0.25%*
   Net investment income                             5.03%*    5.34%     5.62%     5.94%     5.49%      5.53%*
   Expense waiver/reimbursement(c)                   1.71%*    1.75%     1.93%     1.74%     2.07%      1.91%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)        $22,721   $22,386   $21,932   $21,600    $23,152   $14,495
   Portfolio turnover                                  19%       59%       11%       55%        37%        0%

* Computed on an annualized basis.

(a) Reflects operations for the period from December 2, 1992 (date of initial public investment) to August 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                  FEDERATED NEW YORK MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

On June 2, 1997, the Fund acquired all the net assets of the William Penn New York Tax-Free Income Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 26,036 shares of the Fund (valued at $271,302) for the 26,795 shares of the Acquired Fund outstanding on June 2, 1997. The Acquired Fund's net assets of $270,336, which consisted of $268,620 of Paid in Capital and $2,117 of unrealized appreciation, and $401 of net realized loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $22,867,645 and $270,336, respectively.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $1,133,933, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR            EXPIRATION AMOUNT
           2003                 $ 149,736
           2004                   983,796
           2005                       401

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Class F Shares were as follows:

                                                                          SIX MONTHS
                                                                             ENDED      YEAR ENDED
                                                                          FEBRUARY 28,  AUGUST 31,
                                                                              1998         1997
 Shares sold                                                                144,724        356,926
 Shares issued to shareholders in payment of distributions declared          21,953         51,006
 Shares redeemed                                                           (189,458)      (456,448)
   Net change resulting from share transactions                             (22,781)       (48,516)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class F Shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended February 28, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $2,500,000 and $2,400,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

Purchases   $4,291,432
Sales       $4,516,152

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1998, 32.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 9.61% of total investments.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated New York Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS FEBRUARY 28, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com



Cusip 625922208
4031009 (4/98)

[Graphic]






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated Ohio Municipal Income Fund, a portfolio of Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997, through February 28, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Designed for tax-sensitive Ohio residents, Federated Ohio Municipal Income Fund provides opportunities for income exempt from federal regular income tax and Ohio state income tax.* This double tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 44 quality holdings paid a monthly dividend stream totaling $0.28 per share and capital gains totaling $0.02 per share, while the share price increased from $11.53 to $11.80. As a result, the fund achieved a six-month total return of 5.02%, based on net asset value.** The fund's net assets reached $76 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Ohio Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1998
* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was 2.88%.

                              INVESTMENT REVIEW

Q. How has the Ohio municipal bond market been faring?

A. Ohio exempt municipal bonds experienced relatively weaker performance on a price basis when compared with other specialty state municipal bonds such as Michigan, California, and New York. The state of Ohio experienced a large amount of municipal bond supply coming to market over the last six months which contributed to a supply and demand imbalance within the market for Ohio municipal bonds. However, the regional economy recovered quite dramatically from the previous recession and continues to display solid growth. The region benefited greatly by diversifying away from automobile manufacturing and becoming a more service oriented local economy. Credit quality throughout the state has been stable with few issues for concern at the local government level.

Q. In this environment, how did Federated Ohio Municipal Income Fund perform with respect to total return over the six-month reporting period?

A. For the six-month reporting period ended February 28, 1998, the fund's Class F Shares produced a total return of 5.02%, based on net asset value.* This six-month total return is close to the Lehman Brothers Municipal Bond Index return of 5.04%.+ The fund's performance over the reporting period is a result of purchasing bonds with favorable performance characteristics such as discount coupons and better call protection. The fund also benefited from having several high coupon bonds pre-refunded. This resulted in significant price appreciation as the bonds were priced to a shorter call date and backed by U.S. treasury securities.

Q. In this environment, how did Federated Ohio Municipal Income Fund perform with respect to income and yield over the six-month reporting period?

A. The 30-day SEC yield on February 28, 1998, was 4.18%, based on offering price.** The SEC yield declined from 4.51% at the beginning of the reporting period as a result of a general decline in market interest rates and positive net cash flows into the fund. Municipal interest rates, as represented by the Bond Buyer 40 Index,++ declined from 5.53% on November 1, 1997, to 5.24% at the end of the reporting period.

Q. What is your outlook for the municipal market through 1998 and how does your outlook affect portfolio strategy?

A. The U.S. economy is expected to moderate in the second half of 1998 from its tepid pace over the last twelve months. The effects on the U.S. economy from the Asian crisis may be evident within the next few months. This fact combined with a potentially balanced federal budget and diminished expectations concerning inflation may result in a relatively favorable environment for fixed-income securities later this year. The municipal bond market has been in a trading range for several months and may continue to be range bound until economic numbers begin to signal a change in the economy's direction. Portfolio strategy will include maintaining a neutral duration target relative to its benchmark while looking for opportunities to improve portfolio yield, and as a result, the income distributed to shareholders.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was 2.88%.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

+ Lehman Brothers Municipal Bond Index are broad market performance benchmarks for the tax-exempt bond market. As of March 31, 1998, approximately 42,021 bonds were included in the Municipal Bond Index with a market value of $631 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. This index is unmanaged, and investments cannot be made in an index.

++ The Bond Buyer 40 Index is a standard against which municipal bonds are measured. This index is unmanaged, and investments cannot be made in an index.

                          PORTFOLIO OF INVESTMENTS

                    FEDERATED OHIO MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

      PRINCIPAL                                                       CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--97.3%
 OHIO--91.4%
 $            300,000 Bellefontaine, OH, Storm Water Utility LT GO       A         $        324,864
                      Bonds, 7.05%, 6/1/2011
            2,000,000 Brecksville-Broadview Heights CSD, OH, UT GO       NR               2,006,360
                      Bonds, 5.25% (FGIC INS)/ (Original Issue Yield:
                      5.825%), 12/1/2021
              500,000 Brunswick, OH, UT GO Bonds, 7.35% (Original        A2                 549,665
                      Issue Yield: 7.446%), 12/1/2010
            1,000,000 Clermont County, OH, Hospital Facilities          AAA               1,044,390
                      Refunding & Revenue Bonds (Series B), 5.625%
                      (Mercy Health Systems)/(AMBAC INS)/(Original
                      Issue Yield: 5.80%), 9/1/2021
            1,000,000 Cleveland, OH Airport System, Revenue Bonds       AAA                 983,040
                      (Series 1997A), 5.125% (FSA INS)/ (Original
                      Issue Yield: 5.41%), 1/1/2022
            2,500,000 Cleveland, OH Airport System, Revenue Bonds       AAA               2,682,400
                      (Series A), 6.00% (FGIC INS)/ (Original Issue
                      Yield: 6.378%), 1/1/2024
            2,000,000 Cleveland, OH Public Power System, Revenue        AAA               2,350,360
                      Bonds, First Mortgage (Series A), 7.00% (MBIA
                      Insurance Corporation INS)/(United States
                      Treasury PRF)/ (Original Issue Yield: 7.15%),
                      11/15/2024
            2,600,000 Columbus, OH Municipal Airport Authority,         AAA               2,822,430
                      Improvement Revenue Bonds, 6.25% (Port Columbus
                      International Airport)/(MBIA INS)/(Original
                      Issue Yield: 6.35%), 1/1/2024
            1,500,000 Cuyahoga County, OH Hospital Authority,           AAA               1,558,095
                      Improvement & Refunding Revenue Bonds (Series
                      A), 5.625% (University Hospitals Health System,
                      Inc.)/ (MBIA Insurance Corporation
                      LOC)/(Original Issue Yield: 5.90%), 1/15/2026
            1,500,000 Cuyahoga County, OH Hospital Authority, Revenue   AAA               1,706,415
                      Bonds, 6.25% (Meridia Health System)/(Original
                      Issue Yield: 6.80%), 8/15/2024
            2,000,000 Forest Hills, OH Local School District, UT GO     AAA               2,142,780
                      Bonds, 5.70% (MBIA INS), 12/1/2016
            1,500,000 Franklin County, OH Health Care Facilities,        NR               1,480,470
                      Revenue Refunding Bonds, 5.50% (Ohio
                      Presbyterian Retirement Services)/(Original
                      Issue Yield: 5.69%), 7/1/2021
              500,000 Franklin County, OH Hospital Facility             AAA                 544,435
                      Authority, Hospital Revenue Refunding &
                      Improvement Bonds, 7.25% (Riverside United
                      Methodist Hospital)/ (MBIA INS)/(Original Issue
                      Yield: 7.29%), 5/15/2020
            2,000,000 Franklin County, OH Hospital Facility             Aa3               2,067,740
                      Authority, Revenue Refunding Bonds (Series A),
                      5.75% (Riverside United Methodist Hospital)/
                      (Original Issue Yield: 6.10%), 5/15/2020
            1,300,000 Hamilton County, OH Health System, Revenue        BBB               1,407,562
                      Refunding Bonds, Providence Hospital, 6.875%
                      (Franciscan Sisters of Christian Charity
                      HealthCare Ministry, Inc.)/ (Original Issue
                      Yield: 7.05%), 7/1/2015

FEDERATED OHIO MUNICIPAL INCOME FUND

      PRINCIPAL                                                       CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $            700,000 Hamilton County, OH Hospital Facilities            A-        $        766,738
                      Authority, Revenue Refunding & Improvement
                      Bonds, 7.00% (Deaconess Hospital)/(Original
                      Issue Yield: 7.046%), 1/1/2012
            2,000,000 Hamilton County, OH Hospital Facilities            A                2,161,980
                      Authority, Revenue Refunding Bonds (Series A),
                      6.25% (Bethesda Hospital, OH)/(Original Issue
                      Yield: 6.55%), 1/1/2012
            2,000,000 Hamilton County, OH, Sales Tax Bonds (Series      AAA               1,906,160
                      1998A), 4.75% (Hamilton County, OH Football
                      Project)/(MBIA INS)/(Original Issue Yield:
                      4.93%), 12/1/2017
            1,200,000 Hamilton, OH, Wastewater System Revenue Bonds     AAA               1,205,664
                      (Series 1998A), 5.15% (FSA INS)/(Original Issue
                      Yield: 5.15%), 10/15/2017
            1,580,000 Hancock County, OH, LT GO Bonds (Series 1997),    AA-               1,622,312
                      5.45%, 12/1/2017
              440,000 Lakewood, OH Hospital Improvement Authority,      AAA                 448,963
                      Revenue Refunding Bonds (Series One), 6.00%
                      (Lakewood Hospital, OH)/(MBIA INS)/ (Original
                      Issue Yield: 6.90%), 2/15/2010
            3,000,000 Lorain County, OH, Hospital Facilities Revenue    AAA               3,189,600
                      Bonds (Series 1997B), 5.625% (Catholic
                      Healthcare Partners)/(MBIA INS)/(Original Issue
                      Yield: 5.825%), 9/1/2016
            1,000,000 Mahoning County, OH Hospital Facilities,          AAA               1,042,010
                      Revenue Bonds, 5.50% (Western Reserve Care
                      System)/(MBIA INS)/(Original Issue Yield:
                      5.75%), 10/15/2025
            1,000,000 Marion County, OH Hospital Authority, Hospital    BBB+              1,101,040
                      Refunding & Improvement Revenue Bonds (Series
                      1996), 6.375% (Community Hospital of
                      Springfield)/ (Original Issue Yield: 6.52%),
                      5/15/2011
              420,000 Marysville, OH, LT Sewer System GO Bonds,          A                  458,930
                      7.15%, 12/1/2011
            1,000,000 Miami County, OH, Hospital Facilities Revenue     BBB               1,073,260
                      Refunding & Improvement Bonds (Series 1996A),
                      6.375% (Upper Valley Medical Center,
                      OH)/(Original Issue Yield: 6.62%), 5/15/2026
            1,500,000 Montgomery County, OH, Health System Revenue      BBB               1,508,970
                      Bonds (Series 1997), 5.50% (Franciscan Medical
                      Center-Dayton Campus)/(Original Issue Yield:
                      5.551%), 7/1/2018
            1,000,000 Moraine, OH Solid Waste Disposal Authority,        A-               1,198,140
                      Revenue Bonds, 6.75% (General Motors
                      Corp.)/(Original Issue Yield: 6.80%), 7/1/2014
           10,195,000 Ohio HFA, Residential Mortgage Revenue Bonds      AAA              10,953,712
                      (Series B-2), 6.70% (GNMA COL), 3/1/2025
            1,700,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.65%     AAA               1,792,123
                      (GNMA COL)/ (Original Issue Yield: 7.669%),
                      3/1/2029
              195,000 Ohio HFA, SFM Revenue Bonds (Series A), 7.80%     AAA                 204,489
                      (GNMA COL), 3/1/2030
              500,000 Ohio State Air Quality Development Authority,     AAA                 539,110
                      PCR Refunding Bonds (Series A), 7.45% (Ohio
                      Edison Co.)/(FGIC INS), 3/1/2016

FEDERATED OHIO MUNICIPAL INCOME FUND

      PRINCIPAL                                                       CREDIT
       AMOUNT                                                          RATING*        VALUE
 LONG-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          3,000,000 Ohio State Air Quality Development Authority,     AAA        $      3,299,160
                      Revenue Refunding Bonds, 6.375% (JMG Funding
                      Limited Partnership)/(AMBAC INS)/(Original
                      Issue Yield: 6.493%), 1/1/2029
            2,000,000 Ohio State Turnpike Commission, Revenue Bonds,    AA-               2,101,560
                      Series A, 5.75%, 2/15/2024
            1,500,000 Ohio State, Education Loan Revenue Bonds          AAA               1,573,050
                      (Series 1997A), 5.85% (AMBAC INS), 12/1/2019
            2,000,000 Olentangy, OH Local School District, UT GO        AA-               2,010,460
                      Bonds, 5.25% (Original Issue Yield: 5.46%),
                      12/1/2017
              730,000 Reynoldsburg, OH City School District, UT GO      AAA                 378,016
                      Capital Appreciation Refunding Bonds (FGIC
                      INS)/(Original Issue Yield: 5.30%), 12/1/2011
              500,000 Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011          A                  546,505
            2,000,000 Toledo-Lucas County, OH Port Authority, Port      Aa3               2,105,820
                      Facilities Revenue Refunding Bonds, 5.90%
                      (Cargill, Inc.)/(Original Issue Yield: 5.981%),
                      12/1/2015
            1,500,000 University of Cincinnati, OH, General Receipts     AA               1,469,940
                      Revenue Bonds (Series 1998AA), 5.00% (Original
                      Issue Yield: 5.15%), 6/1/2018
            1,115,000 Warren County, OH, Special Assessment UT GO       Aa2               1,147,770
                      Bonds, 5.50%, 12/1/2017
                          TOTAL                                                          69,476,488
 PUERTO RICO--3.5%
            2,400,000 Puerto Rico Electric Power Authority, Revenue     BBB+              2,667,888
                      Bonds (Series T), 6.375% (Original Issue Yield:
                      6.58%), 7/1/2024
 VIRGIN ISLANDS--2.4%
            1,750,000 Virgin Islands HFA, SFM Revenue Refunding Bonds   AAA               1,857,712
                      (Series A), 6.50% (GNMA COL)/(Original Issue
                      Yield: 6.522%), 3/1/2025
                          TOTAL LONG-TERM                                                74,002,088
                          MUNICIPALS (IDENTIFIED COST $68,571,452)
 SHORT-TERM MUNICIPALS--0.9%
 PUERTO RICO--0.9%
              700,000 Government Development Bank for Puerto Rico        AA                 700,000
                      (GDB) Weekly VRDNs (MBIA INS)/(Credit Suisse
                      First Boston LIQ) (at net asset value)
                          TOTAL INVESTMENTS                                            $ 74,702,088
                          (IDENTIFIED COST $69,271,452)(A)

Securities that are subject to alternative minimum tax represent 36.0% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings.

(a) The cost of investments for federal tax purposes amounts to $69,271,452. The net unrealized appreciation of investments on a federal tax basis amounts to $5,430,636 which is comprised of $5,481,075 appreciation and $50,439 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($76,050,350) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation COL --Collateralized CSD --Central School District FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation HFA --Housing Finance Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit LT --Limited Tax MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PRF --Pre-refunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                    FEDERATED OHIO MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                    $ 74,702,088
 $69,271,452)
 Cash                                                                                        47,515
 Income receivable                                                                        1,222,804
 Receivable for investments sold                                                            245,000
 Receivable for shares sold                                                                   7,920
   Total assets                                                                          76,225,327
 LIABILITIES:
 Payable for shares redeemed                                             $   6,925
 Income distribution payable                                               126,164
 Accrued expenses                                                           41,888
   Total liabilities                                                                        174,977
 Net Assets for 6,443,505 shares outstanding                                           $ 76,050,350
 NET ASSETS CONSIST OF:
 Paid in capital                                                                       $ 70,218,082
 Net unrealized appreciation of investments                                               5,430,636
 Accumulated net realized gain on investments                                               382,673
 Undistributed net investment income                                                         18,959
   Total net assets                                                                    $ 76,050,350
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 Net asset value per share ($76,050,350 / 6,443,505 shares                                   $11.80
 outstanding)
 Offering price per share (100/99.00 of $11.80)*                                             $11.92
 Redemption proceeds per share (99.00/100 of $11.80)**                                       $11.68

* See "Purchasing Shares" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                    FEDERATED OHIO MUNICIPAL INCOME FUND

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                               $ 2,154,405
 EXPENSES:
 Investment advisory fee                                                  $   148,656
 Administrative personnel and services fee                                     61,987
 Custodian fees                                                                 3,819
 Transfer and dividend disbursing agent fees and expenses                      24,528
 Directors'/Trustees' fees                                                      1,614
 Auditing fees                                                                  6,764
 Legal fees                                                                     1,484
 Portfolio accounting fees                                                     25,581
 Distribution services fee                                                    148,656
 Shareholder services fee                                                      92,910
 Share registration costs                                                       6,959
 Printing and postage                                                          10,749
 Insurance premiums                                                             1,424
 Taxes                                                                            184
 Miscellaneous                                                                  2,024
   Total expenses                                                             537,339
 Waivers --
   Waiver of investment advisory fee                        $ (108,317)
   Waiver of distribution services fee                         (89,193)
   Waiver of shareholder services fee                           (3,716)
     Total waivers                                                           (201,226)
       Net expenses                                                                         336,113
         Net investment income                                                            1,818,292
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                           678,698
 Net change in unrealized appreciation of investments                                     1,177,388
   Net realized and unrealized gain on investments                                        1,856,086
     Change in net assets resulting from operations                                     $ 3,674,378

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                    FEDERATED OHIO MUNICIPAL INCOME FUND

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      (UNAUDITED)     YEAR ENDED
                                                                     FEBRUARY 28,     AUGUST 31,
                                                                         1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                $  1,818,292   $    3,589,790
 Net realized gain (loss) on investments ($678,698 net gain and            678,698          627,060
 $627,060 net gain, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      1,177,388        1,642,169
   Change in net assets resulting from operations                        3,674,378        5,859,019
 NET EQUALIZATION CREDITS (DEBITS)--                                        (6,579)          13,748
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                               (1,797,388)      (3,614,135)
 Distributions from net realized gains                                    (134,059)              --
   Change in net assets resulting from distributions to                 (1,931,447)      (3,614,135)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                            5,537,333        4,590,738
 Proceeds from shares issued in connection with the acquisition                 --        9,320,692(a)
 Net asset value of shares issued to shareholders in payment of          1,149,256        2,243,948
 distributions declared
 Cost of shares redeemed                                                (7,878,931)     (13,475,385)
   Change in net assets resulting from share transactions               (1,192,342)       2,679,993
     Change in net assets                                                  544,010        4,938,625
 NET ASSETS:
 Beginning of period                                                    75,506,340       70,567,715
 End of period (including undistributed net investment income of      $ 76,050,350   $   75,506,340
 $18,959 and $4,634, respectively)

(a) Includes $384,016 of unrealized appreciation.

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                           ENDED
                                        (UNAUDITED)
                                         FEBRUARY 28,                YEAR ENDED AUGUST 31,
                                            1998        1997       1996      1995     1994     1993
 NET ASSET VALUE,
 BEGINNING OF PERIOD                       $11.53       $11.21     $11.22     $11.01   $11.65    $10.89
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                     0.28         0.59       0.60       0.60     0.56      0.57
   Net realized and unrealized gain
   (loss) on investments                     0.29         0.32      (0.01)      0.20    (0.64)     0.77
   Total from investment operations          0.57         0.91       0.59       0.80    (0.08)     1.34
 LESS DISTRIBUTIONS
   Distributions from net investment
   income                                   (0.28)       (0.59)     (0.60)     (0.59)   (0.56)    (0.57)
   Distributions in excess of net
   investment income                           --           --         --         --       --     (0.01)(a)
   Total distributions from net
   investment income                        (0.28)       (0.59)     (0.60)     (0.59)   (0.56)    (0.58)
   Distributions from net realized
   gain on investments                      (0.02)          --         --         --       --        --
   Total distributions                      (0.30)       (0.59)     (0.60)     (0.59)   (0.56)    (0.58)
 NET ASSET VALUE, END OF PERIOD            $11.80       $11.53     $11.21     $11.22   $11.01    $11.65
 TOTAL RETURN(B)                             5.02%        8.34%      5.34%      7.65%   (0.72%)   12.69%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                  0.90%*       0.90%      0.90%      0.90%    0.90%     0.87%
   Net investment income                     4.89%*       5.19%      5.28%      5.53%    5.02%     5.13%
   Expense waiver/reimbursement(c)           0.54%*       0.58%      0.58%      0.60%    0.55%     0.83%
 SUPPLEMENTAL DATA
   Net assets, end of period
  (000 omitted)                           $76,050      $75,506    $70,568    $70,532  $81,566   $73,973
   Portfolio turnover                          13%          38%        11%        33%      20%        0%

 * Computed on an annualized basis.

(a) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                    FEDERATED OHIO MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

On July 14, 1997, the Fund acquired all the net assets of Federated Ohio Intermediate Municipal Trust ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free ex-change of 804,896 shares of the Fund (valued at $9,320,692) for the 928,818 shares of the Acquired Fund outstanding on July 14, 1997. The Acquired Fund's net assets of $9,320,894 which consisted of $9,163,409 of Paid in Capital, $384,016 of unrealized appreciation on investments, and $226,531 of net realized loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $66,554,852 and $9,320,894, respectively.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $195,499, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
           2002          $148,031
           2003            14,757
           2004            32,711

EQUALIZATION

The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                       Six Months        Year
                                                                         Ended          Ended
                                                                       February 28,   August 31,
                                                                           1998         1997
 Shares sold                                                              473,229       438,606
 Shares issued in connection with the acquisition                              --       804,896
 Shares issued to shareholders in payment of distributions declared        98,222       197,577
 Shares redeemed                                                         (676,845)   (1,187,600)
   Net change resulting from share transactions                          (105,394)      253,479

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended February 28, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $5,900,000 and $5,800,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

PURCHASES        $ 9,657,115
SALES            $12,549,209

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1998, 59.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.0% of total investments.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                          Nicholas P. Constantakis

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Ohio Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS FEBRUARY 28, 1998

Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 625922307
2032305 (4/98)
[Graphic]






                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated Pennsylvania Municipal Income Fund, a portfolio of Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month period from September 1, 1997, through February 28, 1998. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's quality holdings and its financial statements.

Designed for tax-sensitive Pennsylvania residents, Federated Pennsylvania Municipal Income Fund provides opportunities for income exempt from federal regular income tax and Pennsylvania state income tax.* This double tax-free advantage means you can earn a greater after-tax yield than you could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's Class A Shares paid a monthly dividend stream totaling $0.30 per share and capital gains totaling $0.04 per share, while the share price increased from $11.71 to $11.95. As a result, Class A Shares achieved a six-month total return of 5.03%, based on net asset value.**

The fund's Class B Shares paid a monthly dividend stream totaling $0.26 per share and capital gains totaling $0.04 per share, while the share price increased from $11.71 to $11.95. As a result, Class B Shares achieved a six-month total return of 4.66%, based on net asset value.**

The fund's net assets reached $238 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Pennsylvania Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

[Graphic]

Richard B. Fisher
President
April 15, 1998

* Income may be subject to the federal alternative minimum tax.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price for Class A Shares and Class B Shares was 0.31% and -0.95%, respectively.

                              INVESTMENT REVIEW

Q. How has the Pennsylvania municipal bond market been faring? A. The Pennsylvania municipal bond market experienced a supply and demand imbalance over the previous six months. This was a result of a large amount of new issuance of Pennsylvania exempt municipal bonds, which have been driven by the relatively low interest rate environment. However, credit quality has been stable for governmental issuers across Pennsylvania due to the strength of the regional economy. Pennsylvania's economy has diversified away from basic manufacturing and has become more services oriented which should provide some stability during the next cyclical downturn.

Q. In this environment, how did Federated Pennsylvania Municipal Income Fund perform with respect to total return over the six-month reporting period? A. For the six-month reporting period ended February 28, 1998, the fund's Class A Shares produced a total return of 5.03%, based on net asset value.* This six-month return is close to the Lehman Brothers Municipal Bond Index return of 5.04%.+ The fund's performance over the reporting period is a result of purchasing bonds with favorable performance characteristics such as discount coupons and better call protection. The fund also benefited from having several high coupon bonds pre-refunded. This resulted in significant price appreciation as the bonds were priced to a shorter call date and backed by U.S. treasury securities.

Q. In this environment, how did Federated Pennsylvania Municipal Income Fund perform with respect to income and yield over the six-month reporting period? A. The 30-day SEC yield for Class A Shares on February 28, 1998, was 3.99%, based on offering price.** The SEC yield declined from 4.22% at the beginning of the reporting period as a result of a general decline in market interest rates and positive net cash flows into the fund. Municipal interest rates, as represented by the Bond Buyer 40 Index,++ declined from 5.53% on November 1, 1997, to 5.24% at the end of the reporting period.

Q. What is your outlook for the municipal market through 1998 and how does your outlook affect portfolio strategy? A. The U.S. economy is expected to moderate in the second half of 1998 from its tepid pace over the last twelve months. The effects on the U.S. economy from the Asian crisis may be evident within the next few months. This fact combined with a potentially balanced federal budget and diminished expectations concerning inflation may result in a relatively favorable environment for fixed-income securities later this year. The municipal bond market has been in a trading range for several months and may continue to be range bound until economic numbers begin to signal a change in the economy's direction. Portfolio strategy will include maintaining a neutral duration target relative to its benchmark while looking for opportunities to improve portfolio yield, and as a result, the income distributed to shareholders.

* Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price for Class A Shares was 0.31%. Total return for the six-month reporting period for Class B Shares based on net asset value and offering price was 4.66% and -0.95%, respectively.

** The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day SEC yield on February 28, 1998, for the fund's Class B Shares was 3.40%, based on offering price.

+ Lehman Brothers Municipal Bond Index are broad market performance benchmarks for the tax-exempt bond market. As of March 31, 1998, approximately 42,021 bonds were included in the Municipal Bond Index with a market value of $631 billion. To be included in the Lehman Brothers Municipal Bond Index, bonds must have a minimum credit rating of at least Baa. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax. The index is unmanaged, and investments cannot be made in an index.

++ The Bond Buyer 40 Index is a standard against which municipal bonds are measured. The index is unmanaged, and investments cannot be made in an index.

                          PORTFOLIO OF INVESTMENTS

                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--99.3%
 PENNSYLVANIA--99.3%
 $            590,000 Allegheny County Sanitation Authority, Revenue   AAA    $             615,535
                      Bonds (Series B), 7.25% (FGIC INS), 6/1/1999
                      (@100)
            2,000,000 Allegheny County, PA HDA, Health & Education     BBB                2,251,840
                      Revenue Bonds, 7.00% (Rehabilitation Institute
                      of Pittsburgh)/(United States Treasury
                      PRF)/(Original Issue Yield: 7.132%), 6/1/2002
                      (@102)
            1,500,000 Allegheny County, PA HDA, Hospital Revenue        A3                1,564,125
                      Bonds, Series 1997, 5.75% (St. Francis Medical
                      Center, PA)/(Original Issue Yield: 6.00%),
                      5/15/2017
            4,000,000 Allegheny County, PA HDA, Revenue Bonds          AAA                3,929,080
                      (Series 1997B), 5.00% (UPMC Health
                      System)/(MBIA INS)/(Original Issue Yield:
                      5.43%), 7/1/2016
            1,500,000 Allegheny County, PA HDA, Revenue Bonds, 5.30%   AAA                1,508,205
                      (Children's Hospital of Pittsburgh)/(MBIA
                      INS)/(Original Issue Yield: 5.70%), 7/1/2026
            1,500,000 Allegheny County, PA HDA, Revenue Bonds,         Baa1               1,490,835
                      5.375% (Ohio Valley General Hospital,
                      PA)/(Original Issue Yield: 5.50%), 1/1/2018
            4,000,000 Allegheny County, PA HDA, Revenue Bonds,         AAA                4,192,560
                      Series 1997A, 5.60% (UPMC Health System)/(MBIA
                      INS)/(Original Issue Yield: 5.85%), 4/1/2017
            3,225,000 Allegheny County, PA Housing Development         AAA                3,544,630
                      Authority, Refunding Revenue Bonds, 6.625%
                      (Allegheny General Hospital), 7/1/2009
              325,000 Allegheny County, PA Housing Development         AAA                  331,640
                      Authority, Revenue Bonds, 7.60% (Presbyterian
                      University Hospital)/(MBIA INS), 3/1/1998
                      (@102)
              500,000 Allegheny County, PA Institution District, GO    AAA                  532,915
                      UT Bonds, 7.30% (MBIA INS)/ (Original Issue
                      Yield: 7.375%), 4/1/2009
              415,000 Allegheny County, PA Residential Finance         Aaa                  431,612
                      Agency, SFM Revenue Bonds (Series K), 7.75%
                      (GNMA COL), 12/1/2022
              700,000 Allegheny County, PA Residential Finance         Aaa                  741,797
                      Agency, SFM Revenue Bonds (Series Q), 7.40%
                      (GNMA COL), 12/1/2022
            1,500,000 Allegheny County, PA, Residual Interest           NR                1,764,375
                      Tax-Exempt Securities (Series 329B), 8.81585%
                      (Pittsburgh International Airport), 1/1/2011
            3,000,000 Allegheny County, PA, Residual Interest           NR                3,547,500
                      Tax-Exempt Securities (Series 329C), 8.81585%
                      (Pittsburgh International Airport), 1/1/2014
            3,000,000 Allegheny County, PA, Residual Interest           NR                3,551,250
                      Tax-Exempt Securities (Series PA 329A),
                      8.81585% (Pittsburgh International Airport),
                      1/1/2010
            2,060,000 Allentown, PA Area Hospital Authority, Revenue   BBB                2,254,711
                      Bonds (Series B), 6.75% (Sacred Heart Hospital
                      of Allentown), 11/15/2015
            3,500,000 Berks County, PA Municipal Authority,            AAA                3,796,835
                      Refunding Revenue Bonds, 5.50% (Reading
                      Hospital & Medical Center)/(MBIA
                      INS)/(Original Issue Yield: 5.573%), 10/1/2008
            1,170,000 Bethlehem, PA, General Obligation Unlimited,     AAA                1,264,243
                      6.15% (MBIA LOC), 6/1/2002

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          4,250,000 Bradford County, PA IDA, Solid Waste Disposal     A-    $           4,708,107
                      Revenue Bonds (Series A), 6.60% (International
                      Paper Co.), 3/1/2019
            1,000,000 Bucks County, PA Community College Authority,     Aa                1,035,240
                      College Building Revenue Bonds (Series 1996),
                      5.50% (Original Issue Yield: 5.70%), 6/15/2017
            1,000,000 Butler, PA Area School District, UT GO Bonds     AAA                  943,190
                      (Series A), 4.75% (FGIC INS)/ (Original Issue
                      Yield: 5.18%), 10/1/2022
            2,130,000 Chartiers Valley, PA, Refunding Revenue Bonds,   AAA                2,212,644
                      6.15%, 3/1/2007
            2,000,000 Chester County, PA HEFA, Revenue Bonds, Series   AA-                2,013,200
                      B, 5.375% (Jefferson Health System)/(Original
                      Issue Yield: 5.63%), 5/15/2027
            1,035,000 Chester County, PA, General Obligation           Aa2                1,114,271
                      Unlimited, 6.40%, 12/15/2001
            1,000,000 Clarion County, PA Hospital Authority, Revenue   BBB-               1,019,960
                      Refunding Bonds, Series 1997, 5.75% (Clarion
                      County Hospital)/(Original Issue Yield:
                      5.95%), 7/1/2017
              745,000 Cocalico Lancaster County, PA School District,   AAA                  793,812
                      GO UT Bonds, 6.40% (MBIA INS), 3/1/2001
              500,000 Commonwealth of Pennsylvania, GO UT Bonds        AAA                  532,340
                      (Second Series A), 6.875% (United States
                      Treasury PRF), 11/1/1999 (@101.5)
            1,575,000 Commonwealth of Pennsylvania, GO UT Bonds,       AA-                1,768,835
                      6.00% (Original Issue Yield: 6.15%), 7/1/2007
            1,100,000 Dauphin County, PA General Authority, Hospital   AAA                1,125,245
                      Revenue Bonds (Series A1), 5.50%
                      (Hapsco-Western PA Hospital)/(MBIA
                      INS)/(Original Issue Yield: 5.85%), 7/1/2023
            1,000,000 Delaware County Authority, PA, Revenue Bonds     AAA                1,031,060
                      (Series 1996), 5.50% (Elwyn, Inc.)/ (Connie
                      Lee INS)/(Original Issue Yield: 5.69%),
                      6/1/2020
            2,900,000 Delaware County, PA Authority, College Revenue   BBB-               2,858,994
                      Refunding Bonds (Series 1998A), 5.375%
                      (Neumann College)/(Original Issue Yield:
                      5.48%), 10/1/2018
              200,000 Delaware River Joint Toll Bridge, Revenue         NR                  206,568
                      Bonds, 7.40%, 7/1/2002
           10,000,000 Delaware Valley, PA Regional Finance             AAA               10,711,900
                      Authority, Local Government Revenue Bonds
                      (Series 1997B), 5.60% (AMBAC INS), 7/1/2017
              500,000 Erie County, PA Prison Authority, Lease          AAA                  541,385
                      Revenue Bonds, 6.45% (MBIA LOC)/ (Original
                      Issue Yield: 6.50%), 11/1/2001
            1,000,000 Fayette County, PA Hospital Authority,           Aa3                1,028,590
                      Healthcare Facility Revenue Bonds (Series
                      1996A), 6.00% (Mount Macrina Manor)/(National
                      City, Pennsylvania LOC), 9/1/2018
            2,000,000 Fayette County, PA Hospital Authority,           AAA                2,108,720
                      Hospital Revenue Bonds (Series 1996A), 5.75%
                      (Uniontown Hospital)/(Connie Lee
                      INS)/(Original Issue Yield: 6.05%), 6/15/2015
            1,175,000 Franklin County, PA IDA, Hospital Revenue        Aaa                1,139,527
                      Refunding Bonds, Series 1998, 5.00%
                      (Chambersburg Hospital)/(AMBAC INS)/(Original
                      Issue Yield: 5.20%), 7/1/2022

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          1,000,000 Geisinger Authority, PA Health System, Revenue    AA    $           1,068,950
                      Bonds, 7.625% (United States Treasury
                      PRF)/(Original Issue Yield: 7.697%), 7/1/1999
                      (@102)
            2,750,000 Harrisburg, PA Authority, Pooled Bond Program    AAA                2,904,908
                      Revenue Bonds (Series I), 5.625% (MBIA
                      INS)/(Original Issue Yield: 5.98%), 4/1/2015
              750,000 Harrisburg, PA Water Authority, Revenue Bonds,   AAA                  812,145
                      6.65% (FGIC LOC), 7/15/2001
              800,000 Jeannette Health Services Authority, PA,         BBB+                 844,816
                      Hospital Revenue Bonds (Series A of 1996),
                      6.00% (Jeannette District Memorial
                      Hospital)/(Original Issue Yield: 6.15%),
                      11/1/2018
            2,915,000 Jim Thorpe Area School District, PA, UT GO       AAA                3,083,866
                      Bonds (Series A), 5.75% (MBIA INS), 3/15/2017
            1,000,000 Lackawanna Trail School District, PA, UT GO      AAA                1,084,730
                      Refunding Bonds, 6.90% (AMBAC INS), 3/15/2010
            3,000,000 Lancaster, PA School District, GO Bonds          AAA                3,093,690
                      (Series 1997), 5.40% (FGIC INS)/(Original
                      Issue Yield: 5.50%), 2/15/2014
            1,380,000 Latrobe, PA Industrial Development Authority,    Baa1               1,503,331
                      College Revenue Bonds, 6.75% (St. Vincent
                      College, PA)/(Original Issue Yield: 7.00%),
                      5/1/2024
            1,500,000 Lebanon County, PA Good Samaritan Hospital       BBB+               1,578,765
                      Authority, Hospital Revenue Bonds, 6.00% (Good
                      Samaritan Hospital)/(Original Issue Yield:
                      6.10%), 11/15/2018
            1,000,000 Lehigh County, PA General Purpose Authority,      A                 1,044,450
                      Hospital Refunding Revenue Bonds (Series
                      1996A), 5.75% (Muhlenberg Hospital
                      Center)/(Original Issue Yield: 5.85%),
                      7/15/2010
            2,500,000 Lehigh County, PA General Purpose Authority,     AAA                2,592,650
                      Hospital Revenue Bonds (Series B), 5.625%
                      (Lehigh Valley Hospital Inc.)/(MBIA
                      INS)/(Original Issue Yield: 5.775%), 7/1/2025
            1,000,000 Luzerne Co, PA, UT GO Bonds, 5.625% (FGIC        AAA                1,043,150
                      INS)/(Original Issue Yield: 5.78%), 12/15/2021
            2,500,000 Luzerne County, PA IDA, Revenue Refunding        AAA                2,853,525
                      Bonds (Series A), 7.00% (Pennsylvania Gas &
                      Water Co.)/(AMBAC INS), 12/1/2017
            4,000,000 Lycoming County, PA Authority, Hospital Lease     A-                4,334,520
                      Revenue Bonds (Series B), 6.50% (Divine
                      Providence Hospital, PA)/(Original Issue
                      Yield: 6.70%), 7/1/2022
            1,000,000 Lycoming County, PA Authority, Hospital          AAA                1,028,720
                      Revenue Bonds, 5.50% (Divine Providence
                      Hospital, PA)/(Connie Lee INS)/(Original Issue
                      Yield: 5.90%), 11/15/2022
            1,000,000 Manheim, PA Central School District, GO UT       AAA                1,066,680
                      Bonds, 6.40% (FGIC INS), 3/1/2001
            1,200,000 McKeesport, PA Area School District, GO UT       AAA                  440,124
                      Bonds 6.30% accrual (FSA INS)/ (Original Issue
                      Yield: 6.30%), 10/1/2017
            1,375,000 McKeesport, PA Area School District, GO UT       AAA                  402,517
                      Bonds 6.35% accrual (FSA INS)/ (Original Issue
                      Yield: 6.35%), 10/1/2021
            1,000,000 McKeesport, PA Area School District, GO UT       AAA                  388,840
                      Bonds, 6.25% accrual (FSA INS)/ (Original
                      Issue Yield: 6.25%), 10/1/2016

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          1,440,000 McKeesport, PA Area School District, GO UT,      AAA    $             496,786
                      6.30% accrual (FSA INS)/(Original Issue Yield:
                      6.30%), 10/1/2018
            2,000,000 McKeesport, PA Area School District, GO UT,      AAA                  649,740
                      6.30% accrual (FSA INS)/(Original Issue Yield:
                      6.30%), 10/1/2019
            1,000,000 McKeesport, PA Area School District, GO UT,      AAA                  308,380
                      6.35% accrual (FSA INS)/(Original Issue Yield:
                      6.35%), 10/1/2020
            2,360,000 Monroe County, PA Hospital Authority, Hospital   AAA                2,345,108
                      Revenue Bonds, 5.125% (Pocono Medical
                      Center)/(AMBAC INS)/(Original Issue Yield:
                      5.40%), 7/1/2015
            3,250,000 Montgomery County, PA IDA, Retirement             A-                3,378,895
                      Community Revenue Bonds (Series 1996B), 5.75%
                      (Adult Communities Total Services,
                      Inc.)/(Original Issue Yield: 5.98%),
                      11/15/2017
            1,000,000 Montgomery County, PA IDA, Retirement             A-                1,048,960
                      Community Revenue Refunding Bonds (Series
                      1996A), 5.875% (Adult Communities Total
                      Services, Inc.)/(Original Issue Yield:
                      6.125%), 11/15/2022
              500,000 Mt. Pleasant Borough, PA Business District       BBB                  510,670
                      Authority, Hospital Revenue Bonds (Series
                      1997), 5.75% (Frick Hospital)/(Original Issue
                      Yield: 5.85%), 12/1/2017
            1,300,000 Mt. Pleasant Borough, PA Business District       BBB                1,327,742
                      Authority, Hospital Revenue Bonds (Series
                      1997), 5.75% (Frick Hospital)/(Original Issue
                      Yield: 5.90%), 12/1/2027
            1,245,000 North Penn, PA School District, Refunding        Aaa                1,287,305
                      Revenue Bonds, 6.20%, 3/1/2007
              500,000 Northern Cambria, PA School District, GO UT      AAA                  529,875
                      Bonds, 7.10% (AMBAC INS), 1/15/2000 (@100)
              500,000 Pennsylvania Convention Center Authority,        BBB                  533,795
                      Refunding Revenue Bonds (Series A), 6.25%,
                      9/1/2004
            1,000,000 Pennsylvania Convention Center Authority,        AAA                1,177,560
                      Revenue Bonds, 6.70% (FGIC INS)/ (Original
                      Issue Yield: 6.843%), 9/1/2016
            4,000,000 Pennsylvania EDFA, Resource Recovery Revenue      NR                4,244,800
                      Bonds (Series A), 6.40% (Northampton
                      Generating), 1/1/2009
            1,525,000 Pennsylvania Housing Finance Authority,          AA+                1,575,752
                      Refunding Revenue Bonds, 5.35%, 10/1/2008
              855,000 Pennsylvania Housing Finance Authority,          AA+                  875,426
                      Refunding Revenue Bonds, 5.375% (FHA INS),
                      10/1/2028
            1,000,000 Pennsylvania Housing Finance Authority,          AA+                1,024,210
                      Revenue Bonds, 5.375%, 10/1/2016
            1,000,000 Pennsylvania Housing Finance Authority,          AA+                1,020,980
                      Revenue Bonds, 5.40%, 10/1/2027
              580,000 Pennsylvania Housing Finance Authority,          AA+                  596,217
                      Revenue Bonds, 5.55% (FHA/VA mtgs. GTD),
                      10/1/2012
            1,000,000 Pennsylvania Housing Finance Authority,          AA+                1,032,960
                      Revenue Bonds, 5.65%, 4/1/2020
            1,000,000 Pennsylvania Housing Finance Authority, SFM      AA+                1,081,980
                      Revenue Bond (Series 39B), 6.875%, 10/1/2024

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $            600,000 Pennsylvania Housing Finance Authority, SFM      AA+    $             639,306
                      Revenue Bonds (Series 33), 6.90%, 4/1/2017
            1,000,000 Pennsylvania Housing Finance Authority, SFM      AA+                1,063,450
                      Revenue Bonds (Series 34-B), 7.00% (FHA GTD),
                      4/1/2024
            3,575,000 Pennsylvania Housing Finance Authority, SFM      AA+                3,763,474
                      Revenue Bonds (Series 28), 7.65% (FHA GTD),
                      10/1/2023
              750,000 Pennsylvania Intergovernmental Co-op             AAA                  799,193
                      Authority, City of Philadelphia Funding
                      Program, 6.00% (FGIC LOC)/(Original Issue
                      Yield: 6.125%), 6/15/2002
            2,000,000 Pennsylvania Intergovernmental Co-op             AAA                2,051,800
                      Authority, Special Tax Revenue Bonds, 5.625%
                      (MBIA INS)/(Original Issue Yield: 97.245%),
                      6/15/2023
              850,000 Pennsylvania Intergovernmental Co-op             AAA                  993,285
                      Authority, Special Tax, 7.00% (FGIC INS),
                      6/15/2005
            5,500,000 Pennsylvania State Higher Education Facilities    AA                5,783,580
                      Authority, Health Services Revenue Bonds
                      (Series A of 1996), 5.75% (University of
                      Pennsylvania)/(Original Issue Yield: 6.035%),
                      1/1/2022
            1,000,000 Pennsylvania State Higher Education Facilities    A                 1,105,840
                      Authority, Hospital Revenue Bonds (Series A),
                      7.25% (Allegheny General Hospital)/(Original
                      Issue Yield: 7.40%), 9/1/2017
            2,000,000 Pennsylvania State Higher Education Facilities    NR                2,201,580
                      Authority, Revenue Bonds (Series 1996), 7.20%
                      (Thiel College), 5/15/2026
            4,000,000 Pennsylvania State Higher Education Facilities   AAA                4,444,600
                      Authority, Revenue Bonds (Series A), 7.375%
                      (Medical College of Pennsylvania)/(United
                      States Treasury PRF)/(Original Issue Yield:
                      7.45%), 3/1/2021
            2,000,000 Pennsylvania State Higher Education Facilities   AAA                2,125,900
                      Authority, Revenue Bonds (Series N), 5.875%
                      (MBIA INS)/(Original Issue Yield: 5.913%),
                      6/15/2021
            2,000,000 Pennsylvania State Higher Education Facilities    A-                2,156,800
                      Authority, Revenue Bonds, 6.375% (Drexel
                      University)/(Original Issue Yield: 6.415%),
                      5/1/2017
              750,000 Pennsylvania State Higher Education Facilities   AAA                  798,218
                      Authority, Revenue Bonds, 6.80% (MBIA
                      LOC)/(Original Issue Yield: 6.85%), 6/15/2001
            1,500,000 Pennsylvania State Higher Education Facilities    AA                1,520,805
                      Authority, University Revenue Bonds (Series
                      1997), 5.45% (University of the Arts)/(Asset
                      Guaranty INS)/(Original Issue Yield: 5.58%),
                      3/15/2017
              500,000 Pennsylvania State IDA, Economic Development      NR                  536,155
                      Revenue Bonds (Series A), 6.80% (Original
                      Issue Yield: 6.85%), 1/1/2001
            1,105,000 Pennsylvania State School Finance Authority,      A                 1,188,074
                      Refunding Revenue Bonds (Series A), 6.00%
                      (Cornell School District), 9/1/2002
            1,000,000 Pennsylvania State Turnpike Commission,          AAA                1,069,180
                      Refunding Revenue Bonds (Series L), 6.00%
                      (MBIA INS)/(Original Issue Yield: 6.85%),
                      6/1/2015
            1,500,000 Philadelphia, PA Gas Works, Revenue Bonds,       BBB                1,571,205
                      5.80% (Original Issue Yield: 5.90%), 7/1/2001
              500,000 Philadelphia, PA Gas Works, Revenue Bonds,       BBB                  534,935
                      7.40%, 6/15/2000

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          2,565,000 Philadelphia, PA Hospitals & Higher Education     A-    $           2,600,038
                      Facilities Authority, Hospital Revenue Bonds
                      (Series 1997), 5.50% (Temple University
                      Hospital)/(Original Issue Yield: 5.85%),
                      11/15/2015
            1,655,000 Philadelphia, PA Hospitals & Higher Education    BBB                1,745,280
                      Facilities Authority, Hospital Revenue Bonds
                      (Series 1997), 5.75% (Jeanes Hospital,
                      PA)/(Original Issue Yield: 5.80%), 7/1/2008
            1,700,000 Philadelphia, PA Hospitals & Higher Education    BBB                1,763,308
                      Facilities Authority, Hospital Revenue Bonds
                      (Series 1997), 5.875% (Jeanes Hospital,
                      PA)/(Original Issue Yield: 6.10%), 7/1/2017
              325,000 Philadelphia, PA Hospitals & Higher Education    BBB+                 350,717
                      Facilities Authority, Refunding Revenue Bonds,
                      6.15% (Pennsylvania Hospital)/(Original Issue
                      Yield: 6.25%), 7/1/2005
              250,000 Philadelphia, PA Hospitals & Higher Education    AAA                  272,452
                      Facilities Authority, Revenue Bonds, 7.75%
                      (Children's Seashore House, PA)/(AMBAC INS),
                      8/15/2000 (@100)
              150,000 Philadelphia, PA Municipal Authority,            AAA                  153,539
                      Refunding Revenue Bonds, 7.50% (FGIC INS),
                      4/1/1998 (@102)
              905,000 Philadelphia, PA Municipal Authority,            AAA                  975,943
                      Refunding Revenue Bonds, 7.80% (FGIC INS),
                      4/1/2000 (@100)
            1,300,000 Philadelphia, PA School District, GO UT Bonds,   AAA                1,360,320
                      5.20% (MBIA INS)/(Original Issue Yield:
                      5.35%), 7/1/2003
            1,000,000 Philadelphia, PA Water & Sewer, Revenue Bonds,   BBB                1,047,550
                      7.40%, 8/1/1999
            4,000,000 Philadelphia, PA, (Series 1995A) Airport         AAA                4,334,600
                      Revenue Bonds, 6.10% (Philadelphia Airport
                      System)/(AMBAC INS)/(Original Issue Yield:
                      6.40%), 6/15/2025
            9,500,000 Philadelphia, PA, Airport Revenue Bonds          AAA                9,760,870
                      (Series 1997B), 5.50% (Philadelphia Airport
                      System)/(AMBAC INS)/(Original Issue Yield:
                      5.65%), 6/15/2017
              960,000 Philadelphia, PA, Revenue Bonds, 10.875%,        Aaa                1,206,211
                      7/1/2008
              255,000 Pittsburgh, PA Stadium Authority, Lease          AAA                  285,080
                      Revenue Bonds, 6.50%, 4/1/2011
            1,000,000 Pittsburgh, PA Urban Redevelopment Authority,    AAA                1,056,790
                      Mortgage Revenue Bonds (Series 1997A), 6.15%,
                      10/1/2016
            1,500,000 Pittsburgh, PA Urban Redevelopment Authority,    AAA                1,562,610
                      Mortgage Revenue Bonds (Series 1997C), 5.90%,
                      10/1/2022
            1,000,000 Pittsburgh, PA Urban Redevelopment Authority,    AAA                1,024,360
                      Revenue Bonds, 5.45% (FGIC INS)/(PNC Bank,
                      N.A. LOC), 6/1/2028
            1,000,000 Pittsburgh, PA Water & Sewer Authority, Series   AAA                1,080,960
                      A Revenue Bonds, 6.50% (FGIC LOC)/(Original
                      Issue Yield: 6.60%), 9/1/2001
            1,000,000 Schuylkill, PA Redevelopment Authority,          AAA                1,098,210
                      Revenue Bonds, 6.75% (FGIC LOC), 6/1/2002
            1,000,000 Scranton, PA School District, UT GO Bonds        AAA                  984,240
                      (Series 1998), 5.00% (AMBAC INS)/ (Original
                      Issue Yield: 5.20%), 4/1/2017

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 LONG-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          1,250,000 Scranton-Lackawanna, PA Health & Welfare         Aaa    $           1,234,737
                      Authority, Refunding Revenue Bonds, 5.125%
                      (Community Medical Center)/(FGIC
                      INS)/(Original Issue Yield: 5.43%), 7/1/2019
            2,500,000 Scranton-Lackawanna, PA Health & Welfare          NR                2,798,750
                      Authority, Revenue Bonds (Series 1994-A),
                      7.60% (Allied Services Rehabilitation
                      Hospitals, PA), 7/15/2020
               85,000 Scranton-Lackawanna, PA Health & Welfare         AAA                   87,678
                      Authority, Revenue Bonds, 7.25% (Community
                      Medical Center)/(BIG LOC)/(Original Issue
                      Yield: 7.384%), 7/1/1999
            2,900,000 Seneca Valley, PA School District, Refunding     AAA                2,877,322
                      UT GO Bonds (Series 1998AA), 5.15% (FGIC
                      INS)/(Original Issue Yield: 5.20%), 2/15/2020
            2,245,000 Shaler, PA School District Authority, GO UT      AAA                2,441,258
                      Bonds, 6.25%, 4/15/2008
            2,650,000 Sharon, PA General Hospital Authority,           BBB+               2,877,476
                      Hospital Revenue Bonds, 6.875% (Sharon
                      Regional Health System), 12/1/2022
            2,000,000 Somerset County, PA Hospital Authority,           AA                2,014,860
                      Hospital Refunding Revenue Bonds (Series
                      1997B), 5.375% (Somerset Community
                      Hospital)/(Asset Guaranty INS)/ (Original
                      Issue Yield: 5.68%), 3/1/2017
            2,000,000 Southeastern, PA Transportation Authority,       AAA                2,044,200
                      Special Revenue Bonds, 5.375% (FGIC
                      INS)/(Original Issue Yield: 5.70%), 3/1/2017
            8,000,000 Southeastern, PA Transportation Authority,       AAA                8,163,280
                      Special Revenue Bonds, 5.375% (FGIC
                      INS)/(Original Issue Yield: 5.75%), 3/1/2022
              500,000 State Public School Building Authority, PA,      AAA                  545,180
                      College Revenue Bonds, 6.50% (Harrisburg Area
                      Community College-D)/(MBIA LOC), 4/1/2002
            1,000,000 University of Pittsburgh, Higher Education       AAA                1,034,850
                      Refunding Revenue Bonds (Series A), 6.40%
                      (MBIA INS), 4/1/2000
            9,000,000 University of Pittsburgh, University Refunding   AAA                8,857,170
                      Revenue Bonds (Series 1997B), 5.00% (MBIA
                      INS)/(Original Issue Yield: 5.287%), 6/1/2017
            1,000,000 Warren County, PA Hospital Authority, Revenue    BBB+               1,112,830
                      Bonds (Series A), 7.00% (Warren General
                      Hospital, PA)/(Original Issue Yield: 7.101%),
                      4/1/2019
              680,000 Washington County, PA Authority, Lease Revenue   AAA                  736,005
                      Bonds, 7.00% (AMBAC INS), 6/15/2000 (@103)
              400,000 Washington County, PA Authority, Lease Revenue   AAA                  544,096
                      Bonds, 7.875%, 12/15/2018
            1,000,000 West View, PA Municipal Authority, Special       AAA                1,448,950
                      Obligation Bonds, 9.50%, 11/15/2014
              835,000 Westmoreland County, PA Municipal Authority,     AAA                  992,464
                      Special Obligation Bonds, 9.125%, 7/1/2010
                          Total Long-Term Municipal Securities                          237,246,358
                          (identified cost $222,848,309)
 SHORT-TERM MUNICIPAL SECURITIES--2.0%
 PENNSYLVANIA--2.0%
            1,500,000 Erie County, PA Hospital Authority Weekly         A                 1,500,000
                      VRDNs (St. Vincent Health System)/ (Mellon
                      Bank N.A., Pittsburgh LOC)*

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

      PRINCIPAL                                                      CREDIT
       AMOUNT                                                        RATING*          VALUE
 SHORT-TERM MUNICIPAL SECURITIES--CONTINUED
 PENNSYLVANIA--CONTINUED
 $            700,000 New Castle, PA Area Hospital Authority,          AAA    $             700,000
                      (Series 1996) Weekly VRDNs (Jameson Memorial
                      Hospital)/(FSA INS)/(PNC Bank, N.A. LIQ)
            2,000,000 Philadelphia, PA Hospitals & Higher Education     AA                2,000,000
                      Facilities Authority, Hospital Revenue Bonds
                      (Series 1992B) Daily VRDNs (Children's
                      Hospital of Philadelphia)/ (Morgan Guaranty
                      Trust Co., New York LIQ)
              500,000 Philadelphia, PA Hospitals & Higher Education     AA                  500,000
                      Facilities Authority, Hospital Revenue Bonds
                      (Series A of 1996) Daily VRDNs (Children's
                      Hospital of Philadelphia)/(Morgan Guaranty
                      Trust Co., New York LIQ)
                          Total Short-Term Municipal Securities (at                       4,700,000
                          amortized cost)
                          Total Investments (identified cost                          $ 241,946,358
                          $227,548,309)(a)

  Securities that are subject to alternative minimum tax represent 16.2% of the portfolio as calculated based upon total portfolio market value.

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(a) The cost of investments for federal tax purposes amounts to $227,548,309. The net unrealized appreciation of investments on a federal tax basis amounts to $14,398,049 which is comprised of $14,623,257 appreciation and $225,208 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($238,846,223) at February 28, 1998.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation BIG --Bond Investors Guaranty COL --Collateralized EDFA --Economic Development Financing Authority FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FHA/VA --Federal Housing Administration/Veterans Administration FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HDA --Hospital Development Authority HEFA --Health and Education Facilities Authority IDA --Industrial Development Authority INS --Insured LIQ --Liquidity Agreement LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PRF --Prerefunded SFM --Single Family Mortgage UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES

                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                       FEBRUARY 28, 1998 (UNAUDITED)

 ASSETS:
 Investments in securities, at value (identified and tax cost                         $ 241,946,358
 $227,548,309)
 Cash                                                                                        63,812
 Income receivable                                                                        3,736,692
 Receivable for investments sold                                                             25,000
 Receivable for shares sold                                                               1,464,167
   Total assets                                                                         247,236,029
 LIABILITIES:
 Payable for investments purchased                                       $ 7,882,082
 Payable for shares redeemed                                                  15,884
 Capital gain distribution payable                                           409,631
 Accrued expenses                                                             82,209
   Total liabilities                                                                      8,389,806
 Net Assets for 19,992,524 shares outstanding                                         $ 238,846,223
 NET ASSETS CONSIST OF:
 Paid in capital                                                                      $ 223,859,513
 Net unrealized appreciation of investments                                              14,398,049
 Accumulated net realized gain on investments                                               838,476
 Distributions in excess of net investment income                                          (249,815)
   Total Net Assets                                                                   $ 238,846,223
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net asset value per share ($219,679,975 / 18,388,085 shares                                 $11.95
 outstanding)
 Offering price per share (100/95.50 of $11.95)*                                             $12.51
 Redemption proceeds per share                                                               $11.95
 CLASS B SHARES:
 Net asset value per share ($19,166,248 / 1,604,439 shares                                   $11.95
 outstanding)
 Offering price per share                                                                    $11.95
 Redemption proceeds per share (94.50/100 of $11.95)**                                       $11.29

* See "Investing in the Fund" in the Prospectus.

** See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS

                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

               SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $  6,481,101
 EXPENSES:
 Investment advisory fee                                                 $   455,011
 Administrative personnel and services fee                                    85,825
 Custodian fees                                                                6,385
 Transfer and dividend disbursing agent fees and expenses                     51,063
 Directors'/Trustees' fees                                                     1,740
 Auditing fees                                                                 8,060
 Legal fees                                                                    1,835
 Portfolio accounting fees                                                    51,913
 Distribution services fee--Class B Shares                                    48,347
 Shareholder services fee--Class A Shares                                    267,783
 Shareholder services fee--Class B Shares                                     16,116
 Share registration costs                                                     14,952
 Printing and postage                                                         15,755
 Insurance premiums                                                            1,700
 Miscellaneous                                                                 1,845
   Total expenses                                                          1,028,330
 Waivers and reimbursements--
   Waiver of investment advisory fee                        $ (99,565)
   Waiver of shareholder services fee--Class A Shares         (21,423)
     Total waivers                                                          (120,988)
       Net expenses                                                                         907,342
         Net investment income                                                            5,573,759
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         1,295,510
 Net change in unrealized appreciation of investments                                     4,246,527
   Net realized and unrealized gain on investments                                        5,542,037
     Change in net assets resulting from operations                                    $ 11,115,796

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                                                                     SIX MONTHS
                                                                        ENDED
                                                                     (UNAUDITED)      YEAR ENDED
                                                                     FEBRUARY 28,     AUGUST 31,
                                                                         1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                               $   5,573,759   $    6,269,130
 Net realized gain (loss) on investments ($1,295,510 and                 1,295,510        2,211,019
 $2,211,019, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      4,246,527        5,539,761
   Change in net assets resulting from operations                       11,115,796       14,019,910
 NET EQUALIZATION CREDITS--                                                  2,013          126,956
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Class A Shares                                                       (5,531,090)      (6,501,486)
   Class B Shares                                                         (294,020)         (91,906)
 Distributions from net realized gains
   Class A Shares                                                         (692,628)              --
   Class B Shares                                                          (44,936)              --
     Change in net assets resulting from distributions to               (6,562,674)      (6,593,392)
     shareholders
 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME)--
 Proceeds from sale of shares                                           24,049,303       29,680,851
 Net asset value of shares issued to shareholders in payment of          3,852,566        4,035,972
 distributions declared
 Net asset value of shares issued in connection with the                        --      115,985,657
 acquisition of William Penn Interest Income PA Tax Free Fund
 Cost of shares redeemed                                               (14,308,642)     (20,673,623)
   Change in net assets resulting from share transactions               13,593,227      129,028,857
     Change in net assets                                               18,148,362      136,582,331
 NET ASSETS:
 Beginning of period                                                   220,697,861       84,115,530
 End of period                                                       $ 238,846,223   $  220,697,861

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        SIX MONTHS
                                                           ENDED
                                                        (UNAUDITED)
                                                        FEBRUARY 28,              YEAR ENDED AUGUST 31,
                                                           1998        1997      1996      1995      1994      1993
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.71     $11.35    $11.23    $10.94    $11.68    $10.93
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                                        0.29       0.62      0.65      0.65      0.60      0.60
 Net realized and unrealized gain (loss) on investments       0.29       0.39      0.12      0.27     (0.75)     0.75
 Total from investment operations                             0.58       1.01      0.77      0.92     (0.15)     1.35
LESS DISTRIBUTIONS
 Distributions from net investment income                    (0.30)     (0.65)    (0.65)    (0.63)    (0.59)    (0.60)
 Distributions from net realized gain on
 investment transactions                                     (0.04)        --        --        --        --        --
 Total distributions                                         (0.34)     (0.65)    (0.65)    (0.63)    (0.59)    (0.60)
NET ASSET VALUE, END OF PERIOD                              $11.95     $11.71    $11.35    $11.23    $10.94    $11.68
TOTAL RETURN(A)                                               5.03%      9.12%     6.99%     8.76%    (1.34%)   12.71%
RATIOS TO AVERAGE NET ASSETS Expenses                         0.75%*     0.75%     0.75%     0.75%     0.75%     0.83%
 Net investment income                                        4.94%*     5.34%     5.73%     5.92%     5.27%     5.33%
 Expense waiver/reimbursement(b)                              0.11%*     0.22%     0.25%     0.28%     0.45%     0.70%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)                  $219,680   $212,792   $84,116   $83,722   $85,860   $69,947
 Portfolio turnover                                             15%        30%       23%       59%       17%        0%

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                    FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        SIX MONTHS
                                                                           ENDED
                                                                        (UNAUDITED)     PERIOD ENDED
                                                                        FEBRUARY 28,     AUGUST 31,
                                                                            1998           1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                         $11.71         $11.52
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                        0.25           0.30
   Net realized and unrealized gain (loss) on investments                       0.29           0.20
   Total from investment operations                                             0.54           0.50
 LESS DISTRIBUTIONS
   Distributions from net investment income                                    (0.26)         (0.31)
   Distributions from net realized gain on investment transactions             (0.04)            --
   Total distributions                                                         (0.30)         (0.31)
 NET ASSET VALUE, END OF PERIOD                                               $11.95         $11.71
 TOTAL RETURN(B)                                                                4.66%          4.41%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                    1.53%*          1.25%*
   Net investment income                                                       4.20%*          4.62%*
   Expense waiver/reimbursement(c)                                             0.09%*          0.47%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                   $19,166         $7,906
   Portfolio turnover                                                             15%            30%

* Computed on an annualized basis.

(a) Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS

                FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

                        FEBRUARY 28, 1998 (UNAUDITED)

ORGANIZATION

Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

On June 2, 1997, the Fund acquired all the net assets of The William Penn Interest Income PA Tax Free Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 10,059,467 Class A Shares of the Fund (valued at $115,985,657) for the 10,553,874 shares of the Acquired Fund outstanding on June 2, 1997. The Acquired Fund's net assets of $115,986,881 which consisted of $113,185,261 of paid in capital and $2,906,467 of unrealized appreciation, and $104,847 of net realized loss on investments at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $93,222,578 and $115,986,881, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $209,209,459.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At August 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $109,853, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
     2004                 $37,020(a)
     2004                 $72,833

(a) Capital loss carryforward is attributable to the acquisition of the assets of The William Penn Interest Income PA Tax Free Fund.

EQUALIZATION

The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                    Six Months Ended                Year Ended
                                                    February 28, 1998            August 31, 1997
 Class A Shares                                    Shares        Amount        Shares        Amount
 Shares sold                                      1,083,315  $   12,895,046    2,145,449  $  21,789,555
 Shares issued to shareholders in payment of        306,995       3,645,629      343,918      3,979,801
 distributions declared
 Shares issued in connection with the                    --              --   10,059,467    115,985,657
 acqusition of the Acquired Fund
 Shares redeemed                                 (1,180,360)    (14,010,429)  (1,779,292)   (20,583,883)
   Net change resulting from Class A Share          209,950  $    2,530,246   10,769,542  $ 121,171,130
   transactions
                                                   Six Months Ended                 Year Ended
                                                   February 28, 1998              August 31, 1997(a)
 Class B Shares                                   Shares        Amount         Shares       Amount
 Shares sold                                        936,603  $   11,154,257      678,264  $   7,891,296
 Shares issued to shareholders in payment of         17,404         206,937        4,825         56,171
 distributions declared
 Shares redeemed                                    (24,940)       (298,213)      (7,717)       (89,740)
   Net change resulting from Class B Share          929,067  $   11,062,981      675,372  $   7,857,727
   transactions
     Net change resulting from share              1,139,017  $   13,593,227   11,444,914  $ 129,028,857
     transactions

(a) For the period from March 4, 1997 (date of initial public offering) to August 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                             PERCENTAGE
                          OF AVERAGE DAILY
 SHARE CLASS NAME        NET ASSETS OF CLASS
 Class A Shares                 0.40%
 Class B Shares                 0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion. Class A Shares did not incur a distribution services fee for the period ended February 28, 1998, and has no present intention of paying or accruing a distribution service fee.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended February 28, 1998, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $18,020,000 and $16,080,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1998, were as follows:

Purchases     $36,040,297
Sales         $33,273,288

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 1998, 53.6% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.4% of total investments.

                                   TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                              Edward C.Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                           Nicholas J. Seitanakis

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which containes facts concerning its objective and policies, management fees, expenses, and other information.

                                    NOTES

                                    NOTES

[Graphic]Federated Investors

Federated Pennsylvania Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS
FEBRUARY 28, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 625922505
Cusip 625922836
2032304 (4/98)
[Graphic]